United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Six months ended 04/30/11

Item 1.                      Reports to Stockholders

Federated Capital Appreciation Fund

Fund Established 1977

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class B Shares
Class C Shares
Class R Shares (formerly, Class K Shares)
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.13	$16.13	$16.03	$28.14	$27.91	$25.06
Income From Investment Operations:
Net investment income	0.05[1]	0.10[1]	0.17[1]	0.18[1]	0.15[1]	0.21[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.91	2.02	0.09	(6.60)	4.62	3.39
TOTAL FROM INVESTMENT OPERATIONS	1.96	2.12	0.26	(6.42)	4.77	3.60
Less Distributions:
Distributions from net investment income	(0.11)	(0.12)	(0.16)	(0.15)	(0.18)	(0.19)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	(0.11)	(0.12)	(0.16)	(5.69)	(4.54)	(0.75)
Net Asset Value, End of Period	$19.98	$18.13	$16.13	$16.03	$28.14	$27.91
Total Return[2]	10.83%	13.20%	1.71%	(27.70)%	19.78%	14.73%
Ratios to Average Net Assets:
Net expenses	1.24%[3,4]	1.24%[4]	1.23%[4]	1.25%[4]	1.23%[4]	1.24%[4]
Net investment income	0.49%[3]	0.58%	1.11%	0.88%	0.59%	0.79%
Expense waiver/reimbursement[5]	0.05%[3]	0.04%	0.08%	0.01%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$883,806	$865,886	$943,922	$939,280	$1,433,917	$1,600,635
Portfolio turnover	79%	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.23%, 1.22%, 1.24%, 1.22% and 1.23% for the six months ended April 30, 2011, and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.20	$15.32	$15.24	$27.07	$27.03	$24.30
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.04)[1]	0.04[1]	0.02[1]	(0.05)[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.81	1.92	0.08	(6.31)	4.45	3.30
TOTAL FROM INVESTMENT OPERATIONS	1.78	1.88	0.12	(6.29)	4.40	3.29
Less Distributions:
Distributions from net investment income	—	—	(0.04)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	—	—	(0.04)	(5.54)	(4.36)	(0.56)
Net Asset Value, End of Period	$18.98	$17.20	$15.32	$15.24	$27.07	$27.03
Total Return[2]	10.35%	12.27%	0.83%	(28.29)%	18.82%	13.83%
Ratios to Average Net Assets:
Net expenses	2.10%[3,4]	2.10%[4]	2.10%[4]	2.05%[4]	2.03%[4]	2.04%[4]
Net investment income (loss)	(0.36)%[3]	(0.27)%	0.31%	0.10%	(0.22)%	(0.03)%
Expense waiver/reimbursement[5]	0.03%[3]	0.01%	0.02%	0.01%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,512	$116,426	$163,827	$221,131	$423,377	$448,037
Portfolio turnover	79%	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.10%, 2.09%, 2.09%, 2.04%, 2.02% and 2.03% for the six months ended April 30, 2011, and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.17	$15.29	$15.23	$27.05	$27.00	$24.28
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.04)[1]	0.04[1]	0.02[1]	(0.05)[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.81	1.92	0.09	(6.30)	4.46	3.28
TOTAL FROM INVESTMENT OPERATIONS	1.78	1.88	0.13	(6.28)	4.41	3.28
Less Distributions:
Distributions from net investment income	—	—	(0.07)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	—	—	(0.07)	(5.54)	(4.36)	(0.56)
Net Asset Value, End of Period	$18.95	$17.17	$15.29	$15.23	$27.05	$27.00
Total Return[3]	10.37%	12.30%	0.89%	(28.27)%	18.89%	13.80%
Ratios to Average Net Assets:
Net expenses	2.06%[4,5]	2.06%[5]	2.06%[5]	2.03%[5]	2.01%[5]	2.03%[5]
Net investment income (loss)	(0.32)%[4]	(0.23)%	0.30%	0.11%	(0.20)%	(0.01)%
Expense waiver/reimbursement[6]	0.01%[4]	0.01%	0.02%	0.01%	0.01%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$80,078	$77,045	$83,060	$88,572	$144,473	$145,655
Portfolio turnover	79%	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.06%, 2.05%, 2.05%, 2.02%, 2.00% and 2.02% for the six months ended April 30, 2011, and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$17.93	$15.94	$15.90	$27.98	$27.80	$24.94
Income From Investment Operations:
Net investment income	0.02[1]	0.02[1]	0.11[1]	0.07[1]	0.03[1]	0.07[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.90	2.00	0.08	(6.55)	4.61	3.40
TOTAL FROM INVESTMENT OPERATIONS	1.92	2.02	0.19	(6.48)	4.64	3.47
Less Distributions:
Distributions from net investment income	(0.04)	(0.03)	(0.15)	(0.06)	(0.10)	(0.05)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(5.54)	(4.36)	(0.56)
TOTAL DISTRIBUTIONS	(0.04)	(0.03)	(0.15)	(5.60)	(4.46)	(0.61)
Net Asset Value, End of Period	$19.81	$17.93	$15.94	$15.90	$27.98	$27.80
Total Return[2]	10.71%	12.70%	1.30%	(28.05)%	19.26%	14.22%
Ratios to Average Net Assets:
Net expenses	1.49%[3,4]	1.69%[4]	1.71%[4]	1.70%[4]	1.68%[4]	1.69%[4]
Net investment income	0.24%[3]	0.14%	0.78%	0.33%	0.11%	0.28%
Expense waiver/reimbursement[5]	0.22%[3]	0.01%	0.02%	0.01%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,155	$22,290	$21,994	$39,155	$19,768	$13,669
Portfolio turnover	79%	245%	254%	252%	165%	113%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49%, 1.68%, 1.70%, 1.69%, 1.67% and 1.68% for the six months ended April 30, 2011, and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,		Period Ended 10/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$18.15	$16.14	$16.06	$21.34
Income From Investment Operations:
Net investment income	0.07[2]	0.15[2]	0.18[2]	0.15[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.92	2.03	0.11	(5.43)
TOTAL FROM INVESTMENT OPERATIONS	1.99	2.18	0.29	(5.28)
Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$19.98	$18.15	$16.14	$16.06
Total Return[3]	11.03%	13.55%	1.97%	(24.74)%
Ratios to Average Net Assets:
Net expenses	0.97%[4,5]	0.95%[5]	0.96%[5]	0.96%[4,5]
Net investment income	0.77%[4]	0.89%	1.22%	0.93%[4]
Expense waiver/reimbursement[6]	0.01%[4]	0.01%	0.03%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$167,496	$168,884	$211,470	$75,775
Portfolio turnover	79%	245%	254%	252%[7]
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97%, 0.94%, 0.95% and 0.94% for the six months ended April 30, 2011, the years ended October 31, 2010 and 2009, and the period ended October 31, 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,108.30	$6.48
Class B Shares	$1,000	$1,103.50	$10.95
Class C Shares	$1,000	$1,103.70	$10.75
Class R Shares	$1,000	$1,107.10	$7.78
Institutional Shares	$1,000	$1,110.30	$5.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.21
Class B Shares	$1,000	$1,014.38	$10.49
Class C Shares	$1,000	$1,014.58	$10.29
Class R Shares	$1,000	$1,017.41	$7.45
Institutional Shares	$1,000	$1,019.98	$4.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class B Shares	2.10%
Class C Shares	2.06%
Class R Shares	1.49%
Institutional Shares	0.97%
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Energy	18.5%
Information Technology	16.6%
Financials	13.4%
Industrials	13.1%
Consumer Discretionary	12.1%
Health Care	9.9%
Consumer Staples	7.0%
Materials	7.0%
Telecommunication Services	1.2%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities — Net[3]	0.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.8%
		Consumer Discretionary – 12.1%
75,400	[1]	Amazon.com, Inc.	14,816,100
397,385	[1]	Discovery Communications, Inc.	17,588,260
317,400		Home Depot, Inc.	11,788,236
439,000		Johnson Controls, Inc.	17,999,000
193,800	[1]	Las Vegas Sands Corp.	9,110,538
265,000	[1]	Lear Corp.	13,552,100
172,890		McDonald's Corp.	13,539,016
543,000		Omnicom Group, Inc.	26,710,170
443,000		Starwood Hotels & Resorts Worldwide, Inc.	26,389,510
		TOTAL	151,492,930
		Consumer Staples – 7.0%
359,100		General Mills, Inc.	13,854,078
543,719		Nestle S.A.	33,756,873
593,400		The Coca-Cola Co.	40,030,764
		TOTAL	87,641,715
		Energy – 18.5%
135,100		Anadarko Petroleum Corp.	10,664,794
383,900		Baker Hughes, Inc.	29,717,699
425,800		Chevron Corp.	46,599,552
455,300		ConocoPhillips	35,936,829
266,600		Devon Energy Corp.	24,260,600
161,100		EOG Resources, Inc.	18,189,801
400,500		Exxon Mobil Corp.	35,244,000
171,000		Schlumberger Ltd.	15,347,250
757,949	[1]	Weatherford International Ltd.	16,356,540
		TOTAL	232,317,065
		Financials – 13.4%
338,900		American Express Co.	16,633,212
128,100		BlackRock, Inc.	25,099,914
896,000		Fifth Third Bancorp	11,889,920
962,300		JPMorgan Chase & Co.	43,909,749
555,500		Lincoln National Corp.	17,348,265
638,000		MetLife, Inc.	29,852,020
820,900		Wells Fargo & Co.	23,896,399
		TOTAL	168,629,479
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Shares			Value
		Health Care – 9.9%
292,500		Allergan, Inc.	23,271,300
284,700	[1]	Amgen, Inc.	16,185,195
318,100		Cardinal Health, Inc.	13,897,789
238,200	[1]	Celgene Corp.	14,025,216
255,600	[1]	Humana, Inc.	19,456,272
568,000	[1]	Mylan Laboratories, Inc.	14,154,560
1,146,400		Pfizer, Inc.	24,028,544
		TOTAL	125,018,876
		Industrials – 13.1%
195,500		Caterpillar, Inc.	22,562,655
80,800		Cummins, Inc.	9,710,544
209,600		Deere & Co.	20,436,000
218,200		Fluor Corp.	15,260,908
133,500		Joy Global, Inc.	13,476,825
240,700		Parker-Hannifin Corp.	22,702,824
119,000		Precision Castparts Corp.	18,387,880
302,600		Raytheon Co.	14,691,230
307,200		United Technologies Corp.	27,518,976
		TOTAL	164,747,842
		Information Technology – 16.6%
320,300		Analog Devices, Inc.	12,911,293
99,800	[1]	Apple, Inc.	34,753,354
922,100	[1]	EMC Corp.	26,132,314
36,300	[1]	Google, Inc.	19,750,830
1,076,500		Microsoft Corp.	28,010,530
48,100		Nintendo Corp. Ltd.	11,469,244
1,080,000		Oracle Corp.	38,934,000
444,300		Qualcomm, Inc.	25,254,012
697,300	[1]	Teradyne, Inc.	11,226,530
		TOTAL	208,442,107
		Materials – 7.0%
176,800		Agrium, Inc.	15,988,024
119,500		CF Industries Holdings, Inc.	16,915,225
200,300		Monsanto Co.	13,628,412
41,300		Potash Corp. of Saskatchewan, Inc.	2,328,494
517,717	[1]	Solutia, Inc.	13,641,843
596,300	[1]	Stillwater Mining Co.	13,601,603
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Shares			Value
940,300		Yamana Gold, Inc.	11,951,213
		TOTAL	88,054,814
		Telecommunication Services – 1.2%
541,700		Vodafone Group PLC, ADR	15,774,304
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,050,876,615)	1,242,119,132
		MUTUAL FUND – 0.8%
9,992,551	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	9,992,551
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $1,060,869,166)[4]	1,252,111,683
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[5]	4,935,596
		TOTAL NET ASSETS — 100%	$1,257,047,279
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,119,147,190	$ —	$ —	$1,119,147,190
International	77,745,825	45,226,117	—	122,971,942
Mutual Fund	9,992,551	—	—	9,992,551
TOTAL SECURITIES	$1,206,885,566	$45,226,117	$ —	$1,252,111,683

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $9,992,551 of investments in an affiliated holding (Note 5) (identified cost $1,060,869,166)		$1,252,111,683
Income receivable		1,118,990
Receivable for investments sold		13,711,422
Receivable for shares sold		985,914
TOTAL ASSETS		1,267,928,009
Liabilities:
Payable for investments purchased	$7,624,931
Payable for shares redeemed	2,031,552
Payable for transfer and dividend disbursing agent fees and expenses	542,468
Payable for Directors'/Trustees' fees	1,232
Payable for distribution services fee (Note 5)	115,513
Payable for shareholder services fee (Note 5)	491,290
Accrued expenses	73,744
TOTAL LIABILITIES		10,880,730
Net assets for 63,402,650 shares outstanding		$1,257,047,279
Net Assets Consist of:
Paid-in capital		$1,183,333,575
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		191,253,253
Accumulated net realized loss on investments and foreign currency transactions		(120,064,180)
Undistributed net investment income		2,524,631
TOTAL NET ASSETS		$1,257,047,279
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($883,805,559 ÷ 44,227,532 shares outstanding), no par value, unlimited shares authorized	$19.98
Offering price per share (100/94.50 of $19.98)	$21.14
Redemption proceeds per share	$19.98
Class B Shares:
Net asset value per share ($100,512,363 ÷ 5,294,625 shares outstanding), no par value, unlimited shares authorized	$18.98
Offering price per share	$18.98
Redemption proceeds per share (94.50/100 of $18.98)	$17.94
Class C Shares:
Net asset value per share ($80,078,088 ÷ 4,225,156 shares outstanding), no par value, unlimited shares authorized	$18.95
Offering price per share	$18.95
Redemption proceeds per share (99.00/100 of $18.95)	$18.76
Class R Shares:
Net asset value per share ($25,155,020 ÷ 1,270,050 shares outstanding), no par value, unlimited shares authorized	$19.81
Offering price per share	$19.81
Redemption proceeds per share	$19.81
Institutional Shares:
Net asset value per share ($167,496,249 ÷ 8,385,287 shares outstanding), no par value, unlimited shares authorized	$19.98
Offering price per share	$19.98
Redemption proceeds per share	$19.98

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $19,220 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $168,434)		$10,926,356
Expenses:
Investment adviser fee (Note 5)	$4,718,446
Administrative fee (Note 5)	491,560
Custodian fees	29,297
Transfer and dividend disbursing agent fees and expenses — Class A Shares	763,240
Transfer and dividend disbursing agent fees and expenses — Class B Shares	143,577
Transfer and dividend disbursing agent fees and expenses — Class C Shares	78,243
Transfer and dividend disbursing agent fees and expenses — Class R Shares	39,086
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	94,134
Directors'/Trustees' fees	7,721
Auditing fees	14,149
Legal fees	3,303
Portfolio accounting fees	94,736
Distribution services fee — Class B Shares (Note 5)	405,467
Distribution services fee — Class C Shares (Note 5)	295,736
Distribution services fee — Class R Shares (Note 5)	58,620
Shareholder services fee — Class A Shares (Note 5)	1,088,341
Shareholder services fee — Class B Shares (Note 5)	135,156
Shareholder services fee — Class C Shares (Note 5)	95,632
Account administration fee — Class A Shares	8,545
Account administration fee — Class C Shares	903
Share registration costs	42,152
Printing and postage	74,083
Insurance premiums	3,394
Miscellaneous	4,936
TOTAL EXPENSES	8,690,457
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Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(10,408)
Waiver of administrative fee (Note 5)	(12,795)
Waiver of distribution services fee — Class R Shares (Note 5)	(24,856)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(206,843)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(14,940)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(5,081)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(18,898)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(293,821)
Net expenses			$8,396,636
Net investment income			2,529,720
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			99,285,853
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			28,006,882
Net realized and unrealized gain on investments and foreign currency transactions			127,292,735
Change in net assets resulting from operations			$129,822,455

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,529,720	$6,603,538
Net realized gain on investments and foreign currency transactions	99,285,853	172,122,508
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	28,006,882	(17,753,994)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	129,822,455	160,972,052
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,067,934)	(7,037,863)
Class R Shares	(46,090)	(44,650)
Institutional Shares	(1,517,759)	(2,145,146)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,631,783)	(9,227,659)
Share Transactions:
Proceeds from sale of shares	100,043,385	240,378,961
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	—	54,788,921
Net asset value of shares issued to shareholders in payment of distributions declared	4,919,430	6,861,503
Cost of shares redeemed	(221,638,027)	(627,515,190)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(116,675,212)	(325,485,805)
Change in net assets	6,515,460	(173,741,412)
Net Assets:
Beginning of period	1,250,531,819	1,424,273,231
End of period (including undistributed net investment income of $2,524,631 and $6,626,694, respectively)	$1,257,047,279	$1,250,531,819

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

On March 19, 2010, the Fund received assets from Trustco Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Trustco Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,088,440	$54,788,921	$14,241,729	$1,477,686,550	$1,532,475,471
1	Unrealized Appreciation is included in the Trustco Common Trust Fund Net Assets Received amount shown above.

Additional performance information is not included due to the relative size of the transaction.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
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  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(2,820)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,694,981	$70,671,806	8,064,581	$137,093,950
Shares issued to shareholders in payment of distributions declared	236,902	4,503,506	364,200	6,256,955
Shares redeemed	(7,455,280)	(142,672,706)	(19,194,448)	(330,068,869)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,523,397)	$(67,497,394)	(10,765,667)	$(186,717,964)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	166,807	$3,040,033	415,396	$6,799,834
Shares redeemed	(1,640,121)	(29,927,628)	(4,338,378)	(69,876,150)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,473,314)	$(26,887,595)	(3,922,982)	$(63,076,316)
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	371,172	$6,763,201	719,474	$11,658,783
Shares redeemed	(633,090)	(11,516,069)	(1,664,915)	(26,865,133)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(261,918)	$(4,752,868)	(945,441)	$(15,206,350)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	244,863	$4,660,443	532,752	$8,990,787
Shares issued to shareholders in payment of distributions declared	2,219	41,834	2,395	40,835
Shares redeemed	(220,306)	(4,159,590)	(672,091)	(11,322,489)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	26,776	$542,687	(136,944)	$(2,290,867)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	781,832	$14,907,902	4,377,902	$75,835,607
Proceeds from shares issued in connection with the tax-free transfer of assets from Trustco Common Trust Fund	—	—	3,088,440	54,788,921
Shares issued to shareholders in payment of distributions declared	19,709	374,090	32,850	563,713
Shares redeemed	(1,719,024)	(33,362,034)	(11,295,867)	(189,382,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(917,483)	$(18,080,042)	(3,796,675)	$(58,194,308)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,149,336)	$(116,675,212)	(19,567,709)	$(325,485,805)

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $1,060,869,166. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $191,242,517. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $202,965,869 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,723,352.

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At October 31, 2010, the Fund had a capital loss carryforward of $207,387,422 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$341,441
2012	$1,306,623
2017	$205,739,358

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Vintage Growth Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, an affiliate of the Adviser reimbursed $226,864 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,795 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC voluntarily waived $24,856 of its fee. For the six months ended April 30, 2011, FSC retained $49,570 of fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $30,785 in sales charges from the sale of Class A Shares. FSC also retained $7,500 of CDSC relating to redemptions of Class A Shares and $515 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06% and 1.46% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Semi-Annual Shareholder Report

25

Prospectus. For the Fund's Class R Shares, this expense limitation was effective November 30, 2010. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,330,021 and
$0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $10,408. Transactions involving affiliated holdings during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	34,145,464	259,680,772	283,833,685	9,992,551	$9,992,551	$19,220

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2011, the Fund's expenses were reduced by $18,898 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$980,154,797
Sales	$1,064,642,508

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8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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28

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

29

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

30

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

31

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
34

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594
Cusip 314172396

G01649-05 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Kaufmann Fund

Fund Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$5.27	$4.22	$3.80	$7.03	$6.08	$5.51
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	0.02[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.68	1.04	0.42	(2.57)	1.73	0.96
TOTAL FROM INVESTMENT OPERATIONS	0.65	1.06	0.42	(2.60)	1.69	0.90
Less Distributions:
Distributions from net investment income	(0.03)	(0.01)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.63)	(0.74)	(0.33)
TOTAL DISTRIBUTIONS	(0.03)	(0.01)	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$5.89	$5.27	$4.22	$3.80	$7.03	$6.08
Total Return[3]	12.45%	25.11%	11.05%	(40.38)%	31.07%	17.06%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%
Net investment income (loss)	(0.97)%[4]	0.39%	(0.12)%	(0.56)%	(0.63)%	(0.98)%
Expense waiver/reimbursement[6]	0.28%[4]	0.28%	0.27%	0.23%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,584,555	$2,469,094	$2,153,443	$2,158,140	$3,730,840	$2,884,118
Portfolio turnover	31%	54%	91%	78%	49%	64%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expenses ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.96	$4.00	$3.62	$6.75	$5.89	$5.38
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.01)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments, written options, short sales and foreign currency transactions	0.64	0.97	0.40	(2.44)	1.67	0.93
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.96	0.38	(2.50)	1.60	0.84
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.63)	(0.74)	(0.33)
TOTAL DISTRIBUTIONS	(0.00)[2]	—	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$5.56	$4.96	$4.00	$3.62	$6.75	$5.89
Total Return[3]	12.16%	24.00%	10.50%	(40.60)%	30.45%	16.32%
Ratios to Average Net Assets:
Net expenses	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%
Net investment income (loss)	(1.52)%[4]	(0.27)%	(0.67)%	(1.11)%	(1.18)%	(1.54)%
Expense waiver/reimbursement[6]	0.23%[4]	0.23%	0.22%	0.19%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$446,679	$473,934	$562,618	$651,474	$1,362,195	$1,184,964
Portfolio turnover	31%	54%	91%	78%	49%	64%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expenses ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.97	$4.00	$3.62	$6.75	$5.89	$5.38
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.01)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.64	0.98	0.40	(2.44)	1.67	0.93
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.97	0.38	(2.50)	1.60	0.84
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.63)	(0.74)	(0.33)
TOTAL DISTRIBUTIONS	(0.01)	—	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$5.56	$4.97	$4.00	$3.62	$6.75	$5.89
Total Return[3]	12.00%	24.25%	10.50%	(40.60)%	30.45%	16.31%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[3,4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%
Net investment income (loss)	(1.52)%[3]	(0.19)%	(0.67)%	(1.11)%	(1.18)%	(1.54)%
Expense waiver/reimbursement[5]	0.23%[3]	0.23%	0.22%	0.19%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$683,222	$680,501	$656,086	$707,980	$1,246,604	$918,502
Portfolio turnover	31%	54%	91%	78%	49%	64%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expenses ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,124.50	$10.27
Class B Shares	$1,000	$1,121.60	$13.15
Class C Shares	$1,000	$1,120.00	$13.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	19.9%
Industrials	19.3%
Information Technology	18.3%
Financials	16.9%
Consumer Discretionary	9.8%
Materials	6.8%
Energy	4.3%
Consumer Staples	2.5%
Telecommunication Services	0.8%
Utilities	0.7%
Securities Lending Collateral[2]	8.9%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities — Net[4]	(8.5)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.3%
		Consumer Discretionary – 9.8%
215,194	[1]	Arcos Dorados Holdings, Inc.	4,740,724
1,363,857		Bharat Forge Ltd.	10,763,234
5,893,669		Cia Hering	127,561,295
1,491,581		Ctrip.com International Ltd., ADR	72,669,826
30,000,000	[1]	Genting Singapore PLC	53,361,521
7,636,638		Golden Eagle Retail Group Ltd.	19,954,884
1,000,000	[1,2,3]	Hydrogen Corp.	29,000
18,481,903	[1]	L'Occitane International SA	44,311,352
784,000	[1]	Las Vegas Sands Corp.	36,855,840
2,112,700	[1]	Magazine Luiza SA	21,486,906
2,011,171		National CineMedia, Inc.	35,074,822
8,924,400		Parkson Retail Group Ltd.	13,804,497
892,000	[1]	Penn National Gaming, Inc.	35,688,920
13,350		Rakuten, Inc.	12,406,449
7,824,000	[4]	Restoque Comercio e Confeccoes de Roupas SA	92,702,365
12,214,053	[1]	Sands China Ltd.	34,453,503
115,150	[1]	Shutterfly, Inc.	7,088,634
595,000	[1]	Vera Bradley, Inc.	28,940,800
500,000	[1]	Visteon Corp.	33,715,000
196,000		Wynn Resorts Ltd.	28,841,400
1,721,960	[1]	Yoox SpA	31,326,136
		TOTAL	745,777,108
		Consumer Staples – 2.5%
1,113,600	[1]	Darling International, Inc.	18,006,912
608,882		Drogasil SA	4,373,485
7,404,121	[1]	Hypermarcas SA	99,305,208
871,442		Philip Morris International, Inc.	60,512,932
398,820	[1]	United Breweries Co., Inc.	4,181,773
		TOTAL	186,380,310
		Energy – 3.9%
440,000		Apache Corp.	58,682,800
808,500		Canadian Natural Resources Ltd.	37,967,160
295,000	[1]	Concho Resources, Inc.	31,520,750
500,000	[1]	Dresser-Rand Group, Inc.	26,270,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
350,000	[5]	EOG Resources, Inc.	39,518,500
509,600	[5]	Pioneer Natural Resources, Inc.	52,096,408
1,025,000	[5]	Suncor Energy, Inc.	47,191,000
		TOTAL	293,246,618
		Financials – 16.9%
1,000,000		American Express Co.	49,080,000
5,636,438	[1]	BR Malls Participacoes	59,330,926
1,000,000		Bank of New York Mellon Corp.	28,960,000
305,200		BlackRock, Inc.	59,800,888
4,441,478		Brasil Brokers Participacoes	24,420,789
2,000,000	[1]	CB Richard Ellis Services, Inc.	53,420,000
21,261,000	[1,4]	CETIP SA	352,728,261
15,000,000	[5]	Chimera Investment Corp.	60,750,000
1,512,200		DLF Ltd.	7,632,939
2,438,759	[1]	E*Trade Group, Inc.	39,605,446
1	[1,2,6]	FA Private Equity Fund IV LP	874,977
7,878,000	[1]	Fibra Uno Administracion SA	13,413,206
84,582	[5]	Greenhill & Co., Inc.	4,990,338
6,000,000		Housing Development Finance Corp. Ltd.	96,396,982
169,216	[1]	IFM Investments Ltd., ADR	477,189
3,000,000		Infrastructure Development Finance Co. Ltd.	9,873,606
1	[1,2,6]	Infrastructure Fund	6,581
2,000,000		Invesco Ltd.	49,740,000
1,850,000	[5]	JPMorgan Chase & Co.	84,415,500
1,738,927	[1]	LPS Brasil Cons De Imoveis	47,087,649
1,000,000		Morgan Stanley	26,150,000
1,117,787		Multiplan Empreendimentos Imobiliarios SA	23,269,466
23,142,407		PT Bank Central Asia	20,045,735
1	[2,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,2,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,478,907		Power Finance Corp.	13,028,830
1	[2,6]	Rocket Ventures II	0
1,658,700		Rural Electrification Corp. Ltd.	8,933,253
700,000		State Street Corp.	32,585,000
1	[2,6]	Vennworks	0
2,461,635		Wells Fargo & Co.	71,658,195
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,000,000		Willis Group Holdings PLC	41,320,000
		TOTAL	1,283,245,756
		Health Care – 19.3%
6,000,000	[1,4,5]	Alkermes, Inc.	86,520,000
495,000	[5]	Allergan, Inc.	39,382,200
1,487,712	[1]	Allscripts Healthcare Solutions, Inc.	32,045,317
1,000,000	[1,5]	Amarin Corporation PLC., ADR	16,000,000
1,079,400	[1]	Amil Participacoes SA	13,276,373
1,730,000	[1]	Anadys Pharmaceuticals, Inc.	2,110,600
1	[2,6]	Apollo Investment Fund V	3,810,803
2	[1,6]	Ardais Corp.	0
257,587	[1,5]	Athenahealth, Inc.	11,908,247
1,313,500		Aurobindo Pharma Ltd.	5,790,499
2,075,000	[1]	Biocon Ltd.	17,303,147
185,980	[1]	Chindex International, Inc.	3,196,996
600,000	[1,2,3,4]	Conceptus, Inc.	9,258,000
1,339,286	[1,2,4]	Conceptus, Inc.	20,665,183
3,653,165	[1]	Corcept Therapeutics, Inc.	16,073,926
500,000	[1,2,6]	Cortek, Inc.	0
4,250,000	[1,4]	Cubist Pharmaceuticals, Inc.	143,862,500
1	[2,6]	Denovo Ventures I LP	1,716,249
4,721,065	[1,4]	Dexcom, Inc.	78,605,732
1,946,734		Dishman Pharmaceuticals & Chemicals Ltd.	4,254,818
552,681	[1]	Durect Corp.	2,061,500
12,850,000	[1,4]	Dyax Corp.	25,700,000
3,555,556	[1]	Endologix, Inc.	28,266,670
2,231,840	[1,4,5]	ExamWorks Group, Inc.	49,546,848
1,800,000	[1]	Express Scripts, Inc., Class A	102,132,000
2,405,000		HCA, Inc.	78,884,000
696,200		Hikma Pharmaceuticals PLC	9,139,273
1,995,000	[1]	Hologic, Inc.	43,929,900
1,495,000	[1,5]	Illumina, Inc.	106,115,100
2,095,000	[1,5]	Insulet Corp.	45,021,550
800,000	[1,5]	KV Pharmaceutical Co., Class A	3,144,000
1	[2,6]	Latin Healthcare Fund	921,813
600,000	[1]	LifeWatch AG	5,327,886
1,600,000	[1,5]	Mylan Laboratories, Inc.	39,872,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
3,000,000	[1]	Nektar Therapeutics	31,140,000
1	[2,6]	Peachtree Velquest	0
5,246,193	[1,4]	Progenics Pharmaceuticals, Inc.	38,874,290
4,302,393	[1,4,5]	Protalix Biotherapeutics, Inc.	29,987,679
156,855	[1,5]	Regeneron Pharmaceuticals, Inc.	8,016,859
2,998,043	[1,4,5]	Repligen Corp.	12,052,133
3,350,000	[1,5]	Seattle Genetics, Inc.	55,643,500
3,650,025		Shandong Weigao Group Medical Polymer Co., Ltd.	9,916,695
274	[1,6]	Soteira, Inc.	0
358,728	[1]	Threshold Pharmaceuticals, Inc.	742,567
7,615,728	[1,4,5]	Vical, Inc.	28,635,137
500,000	[1,5]	Vivus, Inc.	3,890,000
6,000,000	[1]	Warner Chilcott PLC	138,300,000
712,300	[1]	Watson Pharmaceuticals, Inc.	44,176,846
259,600	[1]	Wellpoint, Inc.	19,934,684
		TOTAL	1,467,153,520
		Industrials – 19.3%
435,000	[5]	3M Co.	42,286,350
400,000	[1]	Atlas Air Worldwide Holdings, Inc.	27,564,000
825,000		Bharat Heavy Electricals Ltd.	37,461,869
200,000	[5]	C.H. Robinson Worldwide, Inc.	16,036,000
1,000,000	[5]	CLARCOR, Inc.	45,190,000
685,000		CSX Corp.	53,902,650
343,000	[5]	Caterpillar, Inc.	39,585,630
1,600,000	[1,5]	China Ming Yang Wind Power Group Ltd., ADR	13,776,000
500,000	[1,5]	CoStar Group, Inc.	34,010,000
1,631,527		Crompton Greaves Ltd.	9,352,994
833,000		Cummins, Inc.	100,109,940
2,050,000		Danaher Corp.	113,242,000
785,000		Dover Corp.	53,411,400
2,100,000		Expeditors International Washington, Inc.	113,967,000
1,100,000		FedEx Corp.	105,237,000
600,000		IESI-BFC Ltd.	15,204,000
320,800	[1,5]	IHS, Inc., Class A	28,307,392
250,000		Joy Global, Inc.	25,237,500
580,000	[1]	Kansas City Southern Industries, Inc.	33,703,800
350,000		Landstar System, Inc.	16,590,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
642,000		Localiza Rent A Car SA	11,018,307
400,000		MSC Industrial Direct Co.	28,636,000
4,704,116		Max India Ltd.	17,898,820
1,800,000	[1]	Owens Corning, Inc.	68,112,000
580,000	[5]	Precision Castparts Corp.	89,621,600
1,685,264	[1,5]	Ryanair Holdings PLC, ADR	51,366,847
600,000	[1]	Teledyne Technologies, Inc.	30,294,000
1,400,000	[5]	Textron, Inc.	36,540,000
384,000		Timken Co.	21,653,760
588,000		Union Pacific Corp.	60,840,360
625,000		United Technologies Corp.	55,987,500
1,950,000	[1]	Verisk Analytics, Inc.	64,155,000
		TOTAL	1,460,299,719
		Information Technology – 18.3%
501,196	[1]	21Vianet Group, Inc., ADR	7,773,550
187,257	[1]	Acme Packet, Inc.	15,469,301
1,144,872	[1]	Akamai Technologies, Inc.	39,429,391
5,392,725	[1]	Amadeus IT Holding SA	112,956,906
215,000	[1]	Apple, Inc.	74,869,450
432,500	[1,5]	Asiainfo Holdings, Inc.	8,174,250
1,960,000	[1]	Avago Technologies Ltd.	65,581,600
300,000	[1]	BMC Software, Inc.	15,069,000
700,000	[1,5]	Blackboard, Inc.	33,677,000
2,197,539	[1,5]	Camelot Information Systems, Inc., ADR	42,412,503
750,000	[1,5]	Check Point Software Technologies Ltd.	41,197,500
600,000	[1]	Citrix Systems, Inc.	50,604,000
2,950,000	[1]	Comverse Technology, Inc.	22,479,000
1,500,000	[1,5]	EMC Corp.	42,510,000
1,059,322	[2,6]	Expand Networks Ltd.	0
141,600	[1]	Google, Inc.	77,044,560
815,000	[1,5]	hiSoft Technology International Ltd., ADR	15,207,900
1,800,000	[1]	Intralinks Holdings, Inc.	57,168,000
770,000	[1]	Magnachip Semiconductor Corp.	10,741,500
1,500,000	[5]	Microchip Technology, Inc.	61,560,000
3,806,875	[1]	Microsemi Corp.	89,842,250
2,000,000	[1]	NCR Corp.	39,620,000
2,040,000	[1]	NIC, Inc.	26,224,200
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
3,989,000	[1,5]	NXP Semiconductors NV	133,232,600
670,000	[1,5]	NetApp, Inc.	34,826,600
5,900,000	[1]	ON Semiconductor Corp.	62,009,000
1	[2,6]	Peachtree Open Networks	0
675,000		Qualcomm, Inc.	38,367,000
755,191	[1]	RADWARE Ltd.	26,605,379
849,173	[1,5]	RDA Microelectronics, Inc., ADR	11,166,625
600,000	[1,5]	Rubicon Technology, Inc.	17,106,000
3,751,199	[2,6]	Sensable Technologies, Inc.	0
2,964,645	[1,4]	TNS, Inc.	48,709,117
3,350,000	[1]	Telecity Group PLC	29,411,841
265,052		Tencent Holdings Ltd.	7,622,932
241,744	[1]	VanceInfo Technologies, Inc., ADR	7,774,487
350,000	[1,5]	VistaPrint Ltd.	19,040,000
		TOTAL	1,385,483,442
		Materials – 6.8%
195,850	[5]	BASF SE	20,124,631
490,000		Barrick Gold Corp.	24,994,900
587,534		Eastman Chemical Co.	63,013,021
500,000	[5]	Ecolab, Inc.	26,380,000
3,511,300	[1]	Greatview Aseptic Packaging Company Ltd.	2,420,500
33,631,300		Huabao International Holdings Ltd.	50,146,526
111,804,705		Lee & Man Paper Manufacturing Ltd.	80,330,952
46,781,387	[1]	Mongolian Mining Corp.	54,902,564
490,000		Newmont Mining Corp.	28,718,900
510,000	[5]	Praxair, Inc.	54,274,200
1,770,000	[1,5]	STR Holdings, Inc.	29,151,900
1,000,000	[5]	Sociedad Quimica Y Minera de Chile, ADR	61,030,000
18,519,500	[1]	Yingde Gases Group Co.	16,941,547
		TOTAL	512,429,641
		Telecommunication Services – 0.8%
2,880,378	[1]	TW Telecom, Inc.	62,043,342
		Utilities – 0.7%
146,559	[1]	BF Utilities Ltd.	2,760,274
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
740,119		ITC Holdings Corp.	52,496,641
		TOTAL	55,256,915
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,889,621,270)	7,451,316,371
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	0
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	478,928
157,125	[1]	Clinical Data, Inc., 5/25/2012	0
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	2,668,199
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	341,110
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	31,362
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	4,869,700
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 11/14/2011	0
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	22
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	2,147,046
		TOTAL	10,536,367
		TOTAL WARRANTS (IDENTIFIED COST $1,158,382)	10,536,367
		Preferred Stocks – 0.4%
		Energy – 0.4%
3,476,415	[1,2,3]	Credit Lyonnaise, PERCS, Series 144A	29,674,678
		Health Care – 0.0%
1,694,915	[1,2,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,2,6]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[1,2,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,2,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	0
		TOTAL	0
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Information Technology – 0.0%
679,348	[1,2,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $45,298,894)	29,674,678
		Corporate Bonds – 0.5%
		Consumer Discretionary – 0.0%
$722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2011	0
		Health Care – 0.5%
27,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	34,027,736
		Information Technology – 0.0%
24,802,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	1,488,120
		TOTAL CORPORATE BONDS (IDENTIFIED COST $51,147,526)	35,515,856
		MUTUAL FUND – 9.2%
695,886,422	[4,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	695,886,422
		TOTAL INVESTMENTS — 108.5% (IDENTIFIED COST $5,683,112,494)[9]	8,222,929,694
		OTHER ASSETS AND LIABILITIES - NET — (8.5)%[10]	(642,555,354)
		TOTAL NET ASSETS — 100%	$7,580,374,340
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $71,695,404, which represented 0.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $40,449,798, which represented 0.5% of total net assets.
4	Affiliated holding.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,731,452,556	$ —	$10,580,423	$4,742,032,979
International	1,834,744,025	874,539,367[1]	—	2,709,283,392
Preferred Stock
International	—	29,674,678	—	29,674,678
Debt Securities:
Corporate Bonds	—	35,515,856	—	35,515,856
Warrants	—	10,536,367	—	10,536,367
Mutual Fund	695,886,422	—	—	695,886,422
TOTAL SECURITIES	$7,262,083,003	$950,266,268	$10,580,423	$8,222,929,694
1	Includes $40,574,712 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity.

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities	Investments in Preferred Stock — Domestic Securities
Balance as of November 1, 2010	$11,113,453	$493,814	$616,987
Realized gain/loss	—	318,661	—
Change in unrealized appreciation/ depreciation	(533,030)	(493,814)	(616,987)
Net purchases (sales)	—	(318,661)	—
Balance as of April 30, 2011	$10,580,423	$ —	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2011	$(533,030)	$ —	$(616,987)

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $656,911,267 of securities loaned and $1,713,733,667 of investments in affiliated holdings (Note 5) (identified cost $5,683,112,494)		$8,222,929,694
Cash denominated in foreign currencies (identified cost $1,032,190)		1,034,631
Income receivable		3,540,763
Receivable for investments sold		85,071,295
Receivable for shares sold		4,567,695
TOTAL ASSETS		8,317,144,078
Liabilities:
Payable for investments purchased	$39,555,971
Payable for shares redeemed	15,785,507
Payable for collateral due to broker for securities lending	670,667,804
Payable for limited partnership commitments	2,500,000
Payable for Directors'/Trustees' fees	7,446
Payable for distribution services fee (Note 5)	1,313,987
Payable for shareholder services fee (Note 5)	3,724,832
Accrued expenses	3,214,191
TOTAL LIABILITIES		736,769,738
Net assets for 1,298,659,862 shares outstanding		$7,580,374,340
Net Assets Consist of:
Paid-in capital		$5,289,722,880
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,539,909,796
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(181,544,100)
Distributions in excess of net investment income		(67,714,236)
TOTAL NET ASSETS		$7,580,374,340
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,584,555,394 ÷ 439,141,337 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share (100/94.50 of $5.89)	$6.23
Redemption proceeds per share	$5.89
Class B Shares:
Net asset value per share ($446,678,834 ÷ 80,289,465 shares outstanding), no par value, unlimited shares authorized	$5.56
Offering price per share	$5.56
Redemption proceeds per share (94.50/100 of $5.56)	$5.25
Class C Shares:
Net asset value per share ($683,221,915 ÷ 122,838,988 shares outstanding), no par value, unlimited shares authorized	$5.56
Offering price per share	$5.56
Redemption proceeds per share (99/100 of $5.56)	$5.50
Class R Shares:
Net asset value per share ($3,865,918,197 ÷ 656,390,072 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share	$5.89
Redemption proceeds per share (99.80/100 of $5.89)	$5.88

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $3,175,806 received from an affiliated holding and companies (Note 5))		$31,257,367
Interest (including $743,631 received from an affiliated company (Note 5) and income on securities loaned of $3,426,010)		4,322,782
TOTAL INCOME		35,580,149
Expenses:
Investment adviser fee (Note 5)	$51,798,731
Administrative fee (Note 5)	2,840,154
Custodian fees	2,341,609
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,848,624
Transfer and dividend disbursing agent fees and expenses — Class B Shares	335,420
Transfer and dividend disbursing agent fees and expenses — Class C Shares	502,269
Transfer and dividend disbursing agent fees and expenses — Class R Shares	2,897,021
Directors'/Trustees' fees	29,898
Auditing fees	18,157
Legal fees	2,967
Portfolio accounting fees	103,848
Distribution services fee — Class A Shares (Note 5)	3,094,403
Distribution services fee — Class B Shares (Note 5)	1,684,331
Distribution services fee — Class C Shares (Note 5)	2,522,034
Distribution services fee — Class R Shares (Note 5)	9,181,943
Shareholder services fee — Class A Shares (Note 5)	3,061,549
Shareholder services fee — Class B Shares (Note 5)	561,444
Shareholder services fee — Class C Shares (Note 5)	825,378
Shareholder services fee — Class R Shares (Note 5)	4,559,923
Account administration fee — Class A Shares	20,795
Account administration fee — Class C Shares	1,519
Account administration fee — Class R Shares	12,564
Share registration costs	45,615
Printing and postage	293,395
Insurance premiums	9,156
Miscellaneous	45,665
TOTAL EXPENSES	88,638,412
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(5,452,498)
Waiver of administrative fee (Note 5)	(73,920)
Waiver of distribution services fee — Class A Shares (Note 5)	(1,535,933)
Waiver of distribution services fee — Class C Shares (Note 5)	(238,685)
Waiver of distribution services fee — Class R Shares (Note 5)	(7,029,031)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(168,588)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,011)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(14,500,666)
Net expenses			$74,137,746
Net investment income (loss)			(38,557,597)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency (including realized gain of $67,239,858 on sale of investments in affiliated holdings (Note 5))			565,408,373
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			332,431,473
Net realized and unrealized gain on investments and foreign currency transactions			897,839,846
Change in net assets resulting from operations			$859,282,249

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(38,557,597)	$19,701,396
Net realized gain on investments, foreign currency transactions and investments sold short	565,408,373	253,892,900
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	332,431,473	1,256,013,974
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	859,282,249	1,529,608,270
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,575,987)	(4,293,307)
Class B Shares	(253,483)	—
Class C Shares	(804,785)	—
Class R Shares	(22,868,722)	(6,296,827)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,502,977)	(10,590,134)
Share Transactions:
Proceeds from sale of shares	425,687,572	758,063,276
Net asset value of shares issued to shareholders in payment of distributions declared	36,595,371	9,822,517
Cost of shares redeemed	(947,005,437)	(1,582,655,103)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(484,722,494)	(814,769,310)
Change in net assets	335,056,778	704,248,826
Net Assets:
Beginning of period	7,245,317,562	6,541,068,736
End of period (including undistributed (distributions in excess of) net investment income of $(67,714,236) and $10,346,338, respectively)	$7,580,374,340	$7,245,317,562

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class R Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$656,911,267	$670,667,804

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$3,810,803
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	$9,999,999	$0
Ardais Corp., Conv. Pfd., Series C	12/18/2002	$4,666,664	$0
Conceptus, Inc.	4/10/2001	$5,000,000	$11,021,433
Conceptus, Inc.	8/11/2005	$4,500,000	$9,643,750
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,778,396	$1,716,249
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$497,892	$874,977
Infrastructure Fund	8/11/2000	$410,088	$6,581
Latin Healthcare Fund	11/28/2000	$0	$921,813
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$0
Rocket Ventures II	7/20/1999	$10,015,342	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Vennworks	1/6/2000	$5,000,000	$0

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$262,844

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$53,525

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	45,898,665	$251,638,348	108,384,912	$510,485,496
Shares issued to shareholders in payment of distributions declared	2,507,026	13,688,361	801,053	3,756,940
Shares redeemed	(78,048,008)	(428,485,431)	(150,272,322)	(709,884,481)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,642,317)	$(163,158,722)	(41,086,357)	$(195,642,045)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,429,874	$12,575,438	4,936,393	$22,093,225
Shares issued to shareholders in payment of distributions declared	44,017	227,570	—	—
Shares redeemed	(17,646,137)	(91,493,474)	(50,285,191)	(223,072,532)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(15,172,246)	$(78,690,466)	(45,348,798)	$(200,979,307)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,848,358	$30,257,772	13,712,395	$61,221,439
Shares issued to shareholders in payment of distributions declared	122,226	631,908	—	—
Shares redeemed	(20,154,580)	(104,378,650)	(40,828,794)	(182,157,622)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(14,183,996)	$(73,488,970)	(27,116,399)	$(120,936,183)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	23,821,696	$131,216,014	34,634,870	$164,263,116
Shares issued to shareholders in payment of distributions declared	4,030,627	22,047,532	1,293,247	6,065,577
Shares redeemed	(58,609,235)	(322,647,882)	(98,552,433)	(467,540,468)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(30,756,912)	$(169,384,336)	(62,624,316)	$(297,211,775)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(89,755,471)	$(484,722,494)	(176,175,870)	$(814,769,310)

Redemption Fee

The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2010, redemption fees of $55,592 were allocated to cover the cost of redemptions. For the six months ended April 30, 2011, redemption fees of $61,218 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $5,683,112,494. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $2,539,817,200. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,745,291,870 and net unrealized depreciation from investments for those securities having an excess of cost over value of $205,474,670.

Semi-Annual Shareholder Report

At October 31, 2010, the Fund had a capital loss carryforward of $704,260,190 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $5,391,393 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2011, the Sub-Adviser earned a fee of $42,711,234.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $73,920 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $8,803,649 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $2,983,693 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $89,996 in sales charges from the sale of Class A Shares. FSC also retained $2,550 of CDSC relating to redemptions of Class A Shares and $3,726 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,367 of Service Fees for the six months ended April 30, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $168,588 of Service Fees. For the six months ended April 30, 2011, FSSC received $2,595,741 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2011, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,414,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,758,404.

Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,708,509 and $28,367,096, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend/ Interest Income
Alkermes, Inc.	9,722,273	—	3,722,273	6,000,000	$86,520,000	$ —
*Auxilium Pharmaceuticals, Inc.	3,093,592	—	3,093,592	—	—	—
*Brasil Brokers Participacoes	9,858,127	—	5,416,649	4,441,478	24,420,789	514,048
*Cbeyond Communications, Inc.	1,771,638	—	1,771,638	—	—	—
CETIP SA	22,772,799	2,002,201	3,514,000	21,261,000	352,728,261	509,111
*Conceptus, Inc.	3,634,700	—	3,634,700	—	—	—
Conceptus, Inc.	1,339,286	—	—	1,339,286	20,665,183	—
Conceptus, Inc.	600,000	—	—	600,000	9,258,000	—
Cubist Pharmaceuticals, Inc.	7,008,000	—	2,758,000	4,250,000	143,862,500	—
Dexcom, Inc.	5,042,865	—	321,800	4,721,065	78,605,732	—
Dyax Corp.	12,850,000	—	—	12,850,000	25,700,000	—
*Endologix, Inc.	5,198,050	—	5,198,050	—	—	—
*Endologix, Inc.	3,555,556	—	—	3,555,556	28,266,670	—
Semi-Annual Shareholder Report

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend/ Interest Income
ExamWorks Group Inc.	2,227,383	4,457	—	2,231,840	49,546,848	—
*Insulet Corp.	2,672,070	—	577,070	2,095,000	45,021,550	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	27,670,000	—	—	27,670,000	34,027,736	743,631
Progenics Pharmaceuticals, Inc.	5,246,193	—	—	5,246,193	38,874,290	—
Protalix Biotherapeutics, Inc.	3,000,000	1,302,393	—	4,302,393	29,987,679	—
Repligen Corp.	2,998,043	—	—	2,998,043	12,052,133	—
Restoque Comercio e Confeccoes de Roupas SA	11,570,138	—	3,746,138	7,824,000	92,702,365	2,085,571
TNS, Inc.	2,964,645	—	—	2,964,645	48,709,117	—
Vical, Inc.	9,330,475	—	1,714,747	7,615,728	28,635,137
TOTAL OF AFFILIATED COMPANIES	154,125,833	3,309,051	35,468,657	121,966,227	$1,149,583,990	$3,852,361
*	At April 30, 2011, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $61,105. Transactions involving the affiliated holding during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	119,963,791	1,788,817,184	1,212,894,553	695,886,422	$695,886,422	$67,076

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2011, the Fund's expenses were reduced by $2,011 under these arrangements.

Semi-Annual Shareholder Report

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$2,240,897,102
Sales	$2,797,217,786

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2011, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	63.2%
Brazil	11.6%
Cayman Islands	4.6%
India	3.2%
Ireland	3.0%
Netherlands	2.0%
Bermuda	1.7%
Canada	1.6%
Spain	1.5%
Israel	0.9%
Singapore	0.9%
Chile	0.8%
Isle of Man	0.7%
United Kingdom	0.7%
British Virgin Islands	0.6%
Luxembourg	0.6%
Italy	0.4%
Germany	0.3%
Indonesia	0.3%
China	0.2%
Japan	0.2%
Mexico	0.2%
Switzerland	0.1%

Semi-Annual Shareholder Report

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

11. LEGAL PROCEEDINGS

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), had been named as defendants in several lawsuits in the United States District Court for the Western District of Pennsylvania. These lawsuits had been consolidated into a single action alleging excessive advisory fees involving the Fund. Without admitting the validity of any claim, in April 2011, Federated reached a final settlement to resolve this lawsuit resulting in no material adverse effect on Federated or the Fund.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has also been significantly and consistently above median in its investment performance on a longer term basis. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26667 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Kaufmann Fund

Fund Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class R Shares (formerly Class K Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$5.27	$4.23	$3.81	$7.03	$6.08	$5.52
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	0.02[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.68	1.03	0.42	(2.56)	1.73	0.95
TOTAL FROM INVESTMENT OPERATIONS	0.65	1.05	0.42	(2.59)	1.69	0.89
Less Distributions:
Distributions from net investment income	(0.03)	(0.01)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.63)	(0.74)	(0.33)
TOTAL DISTRIBUTIONS	(0.03)	(0.01)	—	(0.63)	(0.74)	(0.33)
Net Asset Value, End of Period	$5.89	$5.27	$4.23	$3.81	$7.03	$6.08
Total Return[3]	12.45%	24.81%	11.02%	(40.23)%	31.07%	16.85%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%
Net investment income (loss)	(0.97)%[4]	0.39%	(0.12)%	(0.56)%	(0.63)%	(0.99)%
Expense waiver/reimbursement[6]	0.53%[4]	0.54%	0.53%	0.49%	0.48%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,865,918	$3,621,789	$3,168,922	$3,051,697	$5,432,110	$4,330,877
Portfolio turnover	31%	54%	91%	78%	49%	64%

Semi-Annual Shareholder Report

1

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008 and 2007, respectively. The net expenses ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,124.50	$10.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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4

Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	19.9%
Industrials	19.3%
Information Technology	18.3%
Financials	16.9%
Consumer Discretionary	9.8%
Materials	6.8%
Energy	4.3%
Consumer Staples	2.5%
Telecommunication Services	0.8%
Utilities	0.7%
Securities Lending Collateral[2]	8.9%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities — Net[4]	(8.5)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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5

Portfolio of Investments

April 30, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.3%
		Consumer Discretionary – 9.8%
215,194	[1]	Arcos Dorados Holdings, Inc.	4,740,724
1,363,857		Bharat Forge Ltd.	10,763,234
5,893,669		Cia Hering	127,561,295
1,491,581		Ctrip.com International Ltd., ADR	72,669,826
30,000,000	[1]	Genting Singapore PLC	53,361,521
7,636,638		Golden Eagle Retail Group Ltd.	19,954,884
1,000,000	[1,2,3]	Hydrogen Corp.	29,000
18,481,903	[1]	L'Occitane International SA	44,311,352
784,000	[1]	Las Vegas Sands Corp.	36,855,840
2,112,700	[1]	Magazine Luiza SA	21,486,906
2,011,171		National CineMedia, Inc.	35,074,822
8,924,400		Parkson Retail Group Ltd.	13,804,497
892,000	[1]	Penn National Gaming, Inc.	35,688,920
13,350		Rakuten, Inc.	12,406,449
7,824,000	[4]	Restoque Comercio e Confeccoes de Roupas SA	92,702,365
12,214,053	[1]	Sands China Ltd.	34,453,503
115,150	[1]	Shutterfly, Inc.	7,088,634
595,000	[1]	Vera Bradley, Inc.	28,940,800
500,000	[1]	Visteon Corp.	33,715,000
196,000		Wynn Resorts Ltd.	28,841,400
1,721,960	[1]	Yoox SpA	31,326,136
		TOTAL	745,777,108
		Consumer Staples – 2.5%
1,113,600	[1]	Darling International, Inc.	18,006,912
608,882		Drogasil SA	4,373,485
7,404,121	[1]	Hypermarcas SA	99,305,208
871,442		Philip Morris International, Inc.	60,512,932
398,820	[1]	United Breweries Co., Inc.	4,181,773
		TOTAL	186,380,310
		Energy – 3.9%
440,000		Apache Corp.	58,682,800
808,500		Canadian Natural Resources Ltd.	37,967,160
295,000	[1]	Concho Resources, Inc.	31,520,750
500,000	[1]	Dresser-Rand Group, Inc.	26,270,000
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value in U.S. Dollars
350,000	[5]	EOG Resources, Inc.	39,518,500
509,600	[5]	Pioneer Natural Resources, Inc.	52,096,408
1,025,000	[5]	Suncor Energy, Inc.	47,191,000
		TOTAL	293,246,618
		Financials – 16.9%
1,000,000		American Express Co.	49,080,000
5,636,438	[1]	BR Malls Participacoes	59,330,926
1,000,000		Bank of New York Mellon Corp.	28,960,000
305,200		BlackRock, Inc.	59,800,888
4,441,478		Brasil Brokers Participacoes	24,420,789
2,000,000	[1]	CB Richard Ellis Services, Inc.	53,420,000
21,261,000	[1,4]	CETIP SA	352,728,261
15,000,000	[5]	Chimera Investment Corp.	60,750,000
1,512,200		DLF Ltd.	7,632,939
2,438,759	[1]	E*Trade Group, Inc.	39,605,446
1	[1,2,6]	FA Private Equity Fund IV LP	874,977
7,878,000	[1]	Fibra Uno Administracion SA	13,413,206
84,582	[5]	Greenhill & Co., Inc.	4,990,338
6,000,000		Housing Development Finance Corp. Ltd.	96,396,982
169,216	[1]	IFM Investments Ltd., ADR	477,189
3,000,000		Infrastructure Development Finance Co. Ltd.	9,873,606
1	[1,2,6]	Infrastructure Fund	6,581
2,000,000		Invesco Ltd.	49,740,000
1,850,000	[5]	JPMorgan Chase & Co.	84,415,500
1,738,927	[1]	LPS Brasil Cons De Imoveis	47,087,649
1,000,000		Morgan Stanley	26,150,000
1,117,787		Multiplan Empreendimentos Imobiliarios SA	23,269,466
23,142,407		PT Bank Central Asia	20,045,735
1	[2,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,2,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,478,907		Power Finance Corp.	13,028,830
1	[2,6]	Rocket Ventures II	0
1,658,700		Rural Electrification Corp. Ltd.	8,933,253
700,000		State Street Corp.	32,585,000
1	[2,6]	Vennworks	0
2,461,635		Wells Fargo & Co.	71,658,195
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value in U.S. Dollars
1,000,000		Willis Group Holdings PLC	41,320,000
		TOTAL	1,283,245,756
		Health Care – 19.3%
6,000,000	[1,4,5]	Alkermes, Inc.	86,520,000
495,000	[5]	Allergan, Inc.	39,382,200
1,487,712	[1]	Allscripts Healthcare Solutions, Inc.	32,045,317
1,000,000	[1,5]	Amarin Corporation PLC., ADR	16,000,000
1,079,400	[1]	Amil Participacoes SA	13,276,373
1,730,000	[1]	Anadys Pharmaceuticals, Inc.	2,110,600
1	[2,6]	Apollo Investment Fund V	3,810,803
2	[1,6]	Ardais Corp.	0
257,587	[1,5]	Athenahealth, Inc.	11,908,247
1,313,500		Aurobindo Pharma Ltd.	5,790,499
2,075,000	[1]	Biocon Ltd.	17,303,147
185,980	[1]	Chindex International, Inc.	3,196,996
600,000	[1,2,3,4]	Conceptus, Inc.	9,258,000
1,339,286	[1,2,4]	Conceptus, Inc.	20,665,183
3,653,165	[1]	Corcept Therapeutics, Inc.	16,073,926
500,000	[1,2,6]	Cortek, Inc.	0
4,250,000	[1,4]	Cubist Pharmaceuticals, Inc.	143,862,500
1	[2,6]	Denovo Ventures I LP	1,716,249
4,721,065	[1,4]	Dexcom, Inc.	78,605,732
1,946,734		Dishman Pharmaceuticals & Chemicals Ltd.	4,254,818
552,681	[1]	Durect Corp.	2,061,500
12,850,000	[1,4]	Dyax Corp.	25,700,000
3,555,556	[1]	Endologix, Inc.	28,266,670
2,231,840	[1,4,5]	ExamWorks Group, Inc.	49,546,848
1,800,000	[1]	Express Scripts, Inc., Class A	102,132,000
2,405,000		HCA, Inc.	78,884,000
696,200		Hikma Pharmaceuticals PLC	9,139,273
1,995,000	[1]	Hologic, Inc.	43,929,900
1,495,000	[1,5]	Illumina, Inc.	106,115,100
2,095,000	[1,5]	Insulet Corp.	45,021,550
800,000	[1,5]	KV Pharmaceutical Co., Class A	3,144,000
1	[2,6]	Latin Healthcare Fund	921,813
600,000	[1]	LifeWatch AG	5,327,886
1,600,000	[1,5]	Mylan Laboratories, Inc.	39,872,000
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value in U.S. Dollars
3,000,000	[1]	Nektar Therapeutics	31,140,000
1	[2,6]	Peachtree Velquest	0
5,246,193	[1,4]	Progenics Pharmaceuticals, Inc.	38,874,290
4,302,393	[1,4,5]	Protalix Biotherapeutics, Inc.	29,987,679
156,855	[1,5]	Regeneron Pharmaceuticals, Inc.	8,016,859
2,998,043	[1,4,5]	Repligen Corp.	12,052,133
3,350,000	[1,5]	Seattle Genetics, Inc.	55,643,500
3,650,025		Shandong Weigao Group Medical Polymer Co., Ltd.	9,916,695
274	[1,6]	Soteira, Inc.	0
358,728	[1]	Threshold Pharmaceuticals, Inc.	742,567
7,615,728	[1,4,5]	Vical, Inc.	28,635,137
500,000	[1,5]	Vivus, Inc.	3,890,000
6,000,000	[1]	Warner Chilcott PLC	138,300,000
712,300	[1]	Watson Pharmaceuticals, Inc.	44,176,846
259,600	[1]	Wellpoint, Inc.	19,934,684
		TOTAL	1,467,153,520
		Industrials – 19.3%
435,000	[5]	3M Co.	42,286,350
400,000	[1]	Atlas Air Worldwide Holdings, Inc.	27,564,000
825,000		Bharat Heavy Electricals Ltd.	37,461,869
200,000	[5]	C.H. Robinson Worldwide, Inc.	16,036,000
1,000,000	[5]	CLARCOR, Inc.	45,190,000
685,000		CSX Corp.	53,902,650
343,000	[5]	Caterpillar, Inc.	39,585,630
1,600,000	[1,5]	China Ming Yang Wind Power Group Ltd., ADR	13,776,000
500,000	[1,5]	CoStar Group, Inc.	34,010,000
1,631,527		Crompton Greaves Ltd.	9,352,994
833,000		Cummins, Inc.	100,109,940
2,050,000		Danaher Corp.	113,242,000
785,000		Dover Corp.	53,411,400
2,100,000		Expeditors International Washington, Inc.	113,967,000
1,100,000		FedEx Corp.	105,237,000
600,000		IESI-BFC Ltd.	15,204,000
320,800	[1,5]	IHS, Inc., Class A	28,307,392
250,000		Joy Global, Inc.	25,237,500
580,000	[1]	Kansas City Southern Industries, Inc.	33,703,800
350,000		Landstar System, Inc.	16,590,000
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value in U.S. Dollars
642,000		Localiza Rent A Car SA	11,018,307
400,000		MSC Industrial Direct Co.	28,636,000
4,704,116		Max India Ltd.	17,898,820
1,800,000	[1]	Owens Corning, Inc.	68,112,000
580,000	[5]	Precision Castparts Corp.	89,621,600
1,685,264	[1,5]	Ryanair Holdings PLC, ADR	51,366,847
600,000	[1]	Teledyne Technologies, Inc.	30,294,000
1,400,000	[5]	Textron, Inc.	36,540,000
384,000		Timken Co.	21,653,760
588,000		Union Pacific Corp.	60,840,360
625,000		United Technologies Corp.	55,987,500
1,950,000	[1]	Verisk Analytics, Inc.	64,155,000
		TOTAL	1,460,299,719
		Information Technology – 18.3%
501,196	[1]	21Vianet Group, Inc., ADR	7,773,550
187,257	[1]	Acme Packet, Inc.	15,469,301
1,144,872	[1]	Akamai Technologies, Inc.	39,429,391
5,392,725	[1]	Amadeus IT Holding SA	112,956,906
215,000	[1]	Apple, Inc.	74,869,450
432,500	[1,5]	Asiainfo Holdings, Inc.	8,174,250
1,960,000	[1]	Avago Technologies Ltd.	65,581,600
300,000	[1]	BMC Software, Inc.	15,069,000
700,000	[1,5]	Blackboard, Inc.	33,677,000
2,197,539	[1,5]	Camelot Information Systems, Inc., ADR	42,412,503
750,000	[1,5]	Check Point Software Technologies Ltd.	41,197,500
600,000	[1]	Citrix Systems, Inc.	50,604,000
2,950,000	[1]	Comverse Technology, Inc.	22,479,000
1,500,000	[1,5]	EMC Corp.	42,510,000
1,059,322	[2,6]	Expand Networks Ltd.	0
141,600	[1]	Google, Inc.	77,044,560
815,000	[1,5]	hiSoft Technology International Ltd., ADR	15,207,900
1,800,000	[1]	Intralinks Holdings, Inc.	57,168,000
770,000	[1]	Magnachip Semiconductor Corp.	10,741,500
1,500,000	[5]	Microchip Technology, Inc.	61,560,000
3,806,875	[1]	Microsemi Corp.	89,842,250
2,000,000	[1]	NCR Corp.	39,620,000
2,040,000	[1]	NIC, Inc.	26,224,200
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value in U.S. Dollars
3,989,000	[1,5]	NXP Semiconductors NV	133,232,600
670,000	[1,5]	NetApp, Inc.	34,826,600
5,900,000	[1]	ON Semiconductor Corp.	62,009,000
1	[2,6]	Peachtree Open Networks	0
675,000		Qualcomm, Inc.	38,367,000
755,191	[1]	RADWARE Ltd.	26,605,379
849,173	[1,5]	RDA Microelectronics, Inc., ADR	11,166,625
600,000	[1,5]	Rubicon Technology, Inc.	17,106,000
3,751,199	[2,6]	Sensable Technologies, Inc.	0
2,964,645	[1,4]	TNS, Inc.	48,709,117
3,350,000	[1]	Telecity Group PLC	29,411,841
265,052		Tencent Holdings Ltd.	7,622,932
241,744	[1]	VanceInfo Technologies, Inc., ADR	7,774,487
350,000	[1,5]	VistaPrint Ltd.	19,040,000
		TOTAL	1,385,483,442
		Materials – 6.8%
195,850	[5]	BASF SE	20,124,631
490,000		Barrick Gold Corp.	24,994,900
587,534		Eastman Chemical Co.	63,013,021
500,000	[5]	Ecolab, Inc.	26,380,000
3,511,300	[1]	Greatview Aseptic Packaging Company Ltd.	2,420,500
33,631,300		Huabao International Holdings Ltd.	50,146,526
111,804,705		Lee & Man Paper Manufacturing Ltd.	80,330,952
46,781,387	[1]	Mongolian Mining Corp.	54,902,564
490,000		Newmont Mining Corp.	28,718,900
510,000	[5]	Praxair, Inc.	54,274,200
1,770,000	[1,5]	STR Holdings, Inc.	29,151,900
1,000,000	[5]	Sociedad Quimica Y Minera de Chile, ADR	61,030,000
18,519,500	[1]	Yingde Gases Group Co.	16,941,547
		TOTAL	512,429,641
		Telecommunication Services – 0.8%
2,880,378	[1]	TW Telecom, Inc.	62,043,342
		Utilities – 0.7%
146,559	[1]	BF Utilities Ltd.	2,760,274
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value in U.S. Dollars
740,119		ITC Holdings Corp.	52,496,641
		TOTAL	55,256,915
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,889,621,270)	7,451,316,371
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	0
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	478,928
157,125	[1]	Clinical Data, Inc., 5/25/2012	0
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	2,668,199
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	341,110
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	31,362
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	4,869,700
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 11/14/2011	0
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	22
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	2,147,046
		TOTAL	10,536,367
		TOTAL WARRANTS (IDENTIFIED COST $1,158,382)	10,536,367
		Preferred Stocks – 0.4%
		Energy – 0.4%
3,476,415	[1,2,3]	Credit Lyonnaise, PERCS, Series 144A	29,674,678
		Health Care – 0.0%
1,694,915	[1,2,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,2,6]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[1,2,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,2,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	0
		TOTAL	0
Semi-Annual Shareholder Report
12

Shares or Principal Amount			Value in U.S. Dollars
		Information Technology – 0.0%
679,348	[1,2,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $45,298,894)	29,674,678
		Corporate Bonds – 0.5%
		Consumer Discretionary – 0.0%
$722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2011	0
		Health Care – 0.5%
27,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	34,027,736
		Information Technology – 0.0%
24,802,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	1,488,120
		TOTAL CORPORATE BONDS (IDENTIFIED COST $51,147,526)	35,515,856
		MUTUAL FUND – 9.2%
695,886,422	[4,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	695,886,422
		TOTAL INVESTMENTS — 108.5% (IDENTIFIED COST $5,683,112,494)[9]	8,222,929,694
		OTHER ASSETS AND LIABILITIES - NET — (8.5)%[10]	(642,555,354)
		TOTAL NET ASSETS — 100%	$7,580,374,340
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $71,695,404, which represented 0.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $40,449,798, which represented 0.5% of total net assets.
4	Affiliated holding.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Semi-Annual Shareholder Report

13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,731,452,556	$ —	$10,580,423	$4,742,032,979
International	1,834,744,025	874,539,367[1]	—	2,709,283,392
Preferred Stock
International	—	29,674,678	—	29,674,678
Debt Securities:
Corporate Bonds	—	35,515,856	—	35,515,856
Warrants	—	10,536,367	—	10,536,367
Mutual Fund	695,886,422	—	—	695,886,422
TOTAL SECURITIES	$7,262,083,003	$950,266,268	$10,580,423	$8,222,929,694
1	Includes $40,574,712 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity.

Semi-Annual Shareholder Report

14

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities	Investments in Preferred Stock — Domestic Securities
Balance as of November 1, 2010	$11,113,453	$493,814	$616,987
Realized gain/loss	—	318,661	—
Change in unrealized appreciation/ depreciation	(533,030)	(493,814)	(616,987)
Net purchases (sales)	—	(318,661)	—
Balance as of April 30, 2011	$10,580,423	$ —	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2011	$(533,030)	$ —	$(616,987)

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $656,911,267 of securities loaned and $1,713,733,667 of investments in affiliated holdings (Note 5) (identified cost $5,683,112,494)		$8,222,929,694
Cash denominated in foreign currencies (identified cost $1,032,190)		1,034,631
Income receivable		3,540,763
Receivable for investments sold		85,071,295
Receivable for shares sold		4,567,695
TOTAL ASSETS		8,317,144,078
Liabilities:
Payable for investments purchased	$39,555,971
Payable for shares redeemed	15,785,507
Payable for collateral due to broker for securities lending	670,667,804
Payable for limited partnership commitments	2,500,000
Payable for Directors'/Trustees' fees	7,446
Payable for distribution services fee (Note 5)	1,313,987
Payable for shareholder services fee (Note 5)	3,724,832
Accrued expenses	3,214,191
TOTAL LIABILITIES		736,769,738
Net assets for 1,298,659,862 shares outstanding		$7,580,374,340
Net Assets Consist of:
Paid-in capital		$5,289,722,880
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,539,909,796
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(181,544,100)
Distributions in excess of net investment income		(67,714,236)
TOTAL NET ASSETS		$7,580,374,340
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,584,555,394 ÷ 439,141,337 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share (100/94.50 of $5.89)	$6.23
Redemption proceeds per share	$5.89
Class B Shares:
Net asset value per share ($446,678,834 ÷ 80,289,465 shares outstanding), no par value, unlimited shares authorized	$5.56
Offering price per share	$5.56
Redemption proceeds per share (94.50/100 of $5.56)	$5.25
Class C Shares:
Net asset value per share ($683,221,915 ÷ 122,838,988 shares outstanding), no par value, unlimited shares authorized	$5.56
Offering price per share	$5.56
Redemption proceeds per share (99/100 of $5.56)	$5.50
Class R Shares:
Net asset value per share ($3,865,918,197 ÷ 656,390,072 shares outstanding), no par value, unlimited shares authorized	$5.89
Offering price per share	$5.89
Redemption proceeds per share (99.80/100 of $5.89)	$5.88

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $3,175,806 received from an affiliated holding and companies (Note 5))		$31,257,367
Interest (including $743,631 received from an affiliated company (Note 5) and income on securities loaned of $3,426,010)		4,322,782
TOTAL INCOME		35,580,149
Expenses:
Investment adviser fee (Note 5)	$51,798,731
Administrative fee (Note 5)	2,840,154
Custodian fees	2,341,609
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,848,624
Transfer and dividend disbursing agent fees and expenses — Class B Shares	335,420
Transfer and dividend disbursing agent fees and expenses — Class C Shares	502,269
Transfer and dividend disbursing agent fees and expenses — Class R Shares	2,897,021
Directors'/Trustees' fees	29,898
Auditing fees	18,157
Legal fees	2,967
Portfolio accounting fees	103,848
Distribution services fee — Class A Shares (Note 5)	3,094,403
Distribution services fee — Class B Shares (Note 5)	1,684,331
Distribution services fee — Class C Shares (Note 5)	2,522,034
Distribution services fee — Class R Shares (Note 5)	9,181,943
Shareholder services fee — Class A Shares (Note 5)	3,061,549
Shareholder services fee — Class B Shares (Note 5)	561,444
Shareholder services fee — Class C Shares (Note 5)	825,378
Shareholder services fee — Class R Shares (Note 5)	4,559,923
Account administration fee — Class A Shares	20,795
Account administration fee — Class C Shares	1,519
Account administration fee — Class R Shares	12,564
Share registration costs	45,615
Printing and postage	293,395
Insurance premiums	9,156
Miscellaneous	45,665
TOTAL EXPENSES	88,638,412
Semi-Annual Shareholder Report
18

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(5,452,498)
Waiver of administrative fee (Note 5)	(73,920)
Waiver of distribution services fee — Class A Shares (Note 5)	(1,535,933)
Waiver of distribution services fee — Class C Shares (Note 5)	(238,685)
Waiver of distribution services fee — Class R Shares (Note 5)	(7,029,031)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(168,588)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,011)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(14,500,666)
Net expenses			$74,137,746
Net investment income (loss)			(38,557,597)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency (including realized gain of $67,239,858 on sale of investments in affiliated holdings (Note 5))			565,408,373
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			332,431,473
Net realized and unrealized gain on investments and foreign currency transactions			897,839,846
Change in net assets resulting from operations			$859,282,249

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(38,557,597)	$19,701,396
Net realized gain on investments, foreign currency transactions and investments sold short	565,408,373	253,892,900
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	332,431,473	1,256,013,974
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	859,282,249	1,529,608,270
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,575,987)	(4,293,307)
Class B Shares	(253,483)	—
Class C Shares	(804,785)	—
Class R Shares	(22,868,722)	(6,296,827)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,502,977)	(10,590,134)
Share Transactions:
Proceeds from sale of shares	425,687,572	758,063,276
Net asset value of shares issued to shareholders in payment of distributions declared	36,595,371	9,822,517
Cost of shares redeemed	(947,005,437)	(1,582,655,103)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(484,722,494)	(814,769,310)
Change in net assets	335,056,778	704,248,826
Net Assets:
Beginning of period	7,245,317,562	6,541,068,736
End of period (including undistributed (distributions in excess of) net investment income of $(67,714,236) and $10,346,338, respectively)	$7,580,374,340	$7,245,317,562

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$656,911,267	$670,667,804

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$3,810,803
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	$9,999,999	$0
Ardais Corp., Conv. Pfd., Series C	12/18/2002	$4,666,664	$0
Conceptus, Inc.	4/10/2001	$5,000,000	$11,021,433
Conceptus, Inc.	8/11/2005	$4,500,000	$9,643,750
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,778,396	$1,716,249
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$497,892	$874,977
Infrastructure Fund	8/11/2000	$410,088	$6,581
Latin Healthcare Fund	11/28/2000	$0	$921,813
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$0
Rocket Ventures II	7/20/1999	$10,015,342	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Vennworks	1/6/2000	$5,000,000	$0

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Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$262,844

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$53,525

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	45,898,665	$251,638,348	108,384,912	$510,485,496
Shares issued to shareholders in payment of distributions declared	2,507,026	13,688,361	801,053	3,756,940
Shares redeemed	(78,048,008)	(428,485,431)	(150,272,322)	(709,884,481)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,642,317)	$(163,158,722)	(41,086,357)	$(195,642,045)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,429,874	$12,575,438	4,936,393	$22,093,225
Shares issued to shareholders in payment of distributions declared	44,017	227,570	—	—
Shares redeemed	(17,646,137)	(91,493,474)	(50,285,191)	(223,072,532)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(15,172,246)	$(78,690,466)	(45,348,798)	$(200,979,307)
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,848,358	$30,257,772	13,712,395	$61,221,439
Shares issued to shareholders in payment of distributions declared	122,226	631,908	—	—
Shares redeemed	(20,154,580)	(104,378,650)	(40,828,794)	(182,157,622)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(14,183,996)	$(73,488,970)	(27,116,399)	$(120,936,183)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	23,821,696	$131,216,014	34,634,870	$164,263,116
Shares issued to shareholders in payment of distributions declared	4,030,627	22,047,532	1,293,247	6,065,577
Shares redeemed	(58,609,235)	(322,647,882)	(98,552,433)	(467,540,468)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(30,756,912)	$(169,384,336)	(62,624,316)	$(297,211,775)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(89,755,471)	$(484,722,494)	(176,175,870)	$(814,769,310)

Redemption Fee

The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2010, redemption fees of $55,592 were allocated to cover the cost of redemptions. For the six months ended April 30, 2011, redemption fees of $61,218 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $5,683,112,494. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $2,539,817,200. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,745,291,870 and net unrealized depreciation from investments for those securities having an excess of cost over value of $205,474,670.

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At October 31, 2010, the Fund had a capital loss carryforward of $704,260,190 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $5,391,393 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2011, the Sub-Adviser earned a fee of $42,711,234.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $73,920 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $8,803,649 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $2,983,693 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $89,996 in sales charges from the sale of Class A Shares. FSC also retained $2,550 of CDSC relating to redemptions of Class A Shares and $3,726 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,367 of Service Fees for the six months ended April 30, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $168,588 of Service Fees. For the six months ended April 30, 2011, FSSC received $2,595,741 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2011, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,414,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,758,404.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,708,509 and $28,367,096, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend/ Interest Income
Alkermes, Inc.	9,722,273	—	3,722,273	6,000,000	$86,520,000	$ —
*Auxilium Pharmaceuticals, Inc.	3,093,592	—	3,093,592	—	—	—
*Brasil Brokers Participacoes	9,858,127	—	5,416,649	4,441,478	24,420,789	514,048
*Cbeyond Communications, Inc.	1,771,638	—	1,771,638	—	—	—
CETIP SA	22,772,799	2,002,201	3,514,000	21,261,000	352,728,261	509,111
*Conceptus, Inc.	3,634,700	—	3,634,700	—	—	—
Conceptus, Inc.	1,339,286	—	—	1,339,286	20,665,183	—
Conceptus, Inc.	600,000	—	—	600,000	9,258,000	—
Cubist Pharmaceuticals, Inc.	7,008,000	—	2,758,000	4,250,000	143,862,500	—
Dexcom, Inc.	5,042,865	—	321,800	4,721,065	78,605,732	—
Dyax Corp.	12,850,000	—	—	12,850,000	25,700,000	—
*Endologix, Inc.	5,198,050	—	5,198,050	—	—	—
*Endologix, Inc.	3,555,556	—	—	3,555,556	28,266,670	—
Semi-Annual Shareholder Report
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Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend/ Interest Income
ExamWorks Group Inc.	2,227,383	4,457	—	2,231,840	49,546,848	—
*Insulet Corp.	2,672,070	—	577,070	2,095,000	45,021,550	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	27,670,000	—	—	27,670,000	34,027,736	743,631
Progenics Pharmaceuticals, Inc.	5,246,193	—	—	5,246,193	38,874,290	—
Protalix Biotherapeutics, Inc.	3,000,000	1,302,393	—	4,302,393	29,987,679	—
Repligen Corp.	2,998,043	—	—	2,998,043	12,052,133	—
Restoque Comercio e Confeccoes de Roupas SA	11,570,138	—	3,746,138	7,824,000	92,702,365	2,085,571
TNS, Inc.	2,964,645	—	—	2,964,645	48,709,117	—
Vical, Inc.	9,330,475	—	1,714,747	7,615,728	28,635,137
TOTAL OF AFFILIATED COMPANIES	154,125,833	3,309,051	35,468,657	121,966,227	$1,149,583,990	$3,852,361
*	At April 30, 2011, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $61,105. Transactions involving the affiliated holding during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	119,963,791	1,788,817,184	1,212,894,553	695,886,422	$695,886,422	$67,076

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2011, the Fund's expenses were reduced by $2,011 under these arrangements.

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7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$2,240,897,102
Sales	$2,797,217,786

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2011, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	63.2%
Brazil	11.6%
Cayman Islands	4.6%
India	3.2%
Ireland	3.0%
Netherlands	2.0%
Bermuda	1.7%
Canada	1.6%
Spain	1.5%
Israel	0.9%
Singapore	0.9%
Chile	0.8%
Isle of Man	0.7%
United Kingdom	0.7%
British Virgin Islands	0.6%
Luxembourg	0.6%
Italy	0.4%
Germany	0.3%
Indonesia	0.3%
China	0.2%
Japan	0.2%
Mexico	0.2%
Switzerland	0.1%

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9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

11. LEGAL PROCEEDINGS

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), had been named as defendants in several lawsuits in the United States District Court for the Western District of Pennsylvania. These lawsuits had been consolidated into a single action alleging excessive advisory fees involving the Fund. Without admitting the validity of any claim, in April 2011, Federated reached a final settlement to resolve this lawsuit resulting in no material adverse effect on Federated or the Fund.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report

37

services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has also been significantly and consistently above median in its investment performance on a longer term basis. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

2090162 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Kaufmann Large Cap Fund

Fund Established 2007

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class C Shares
Class R Shares (formerly, Class K Shares)
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,		Period Ended 10/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$10.53	$8.69	$6.88	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	0.09[2]	0.05[2]	0.03[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.62	1.75	1.78	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.60	1.84	1.83	(3.12)
Less Distributions:
Distributions from net investment income	(0.05)	(0.00)[3]	(0.02)	—
Net Asset Value, End of Period	$12.08	$10.53	$8.69	$6.88
Total Return[4]	15.27%	21.18%	26.68%	(31.20)%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.50%[6]	1.50%[6]	1.50%[5]
Net investment income (loss)	(0.42)%[5]	0.94%	0.67%	0.37%[5]
Expense waiver/reimbursement[7]	0.52%[5]	0.75%	1.26%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$169,024	$89,815	$60,203	$31,156
Portfolio turnover	49%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.49% and 1.50% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,		Period Ended 10/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$10.33	$8.60	$6.85	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07)[2]	0.01[2]	(0.01)[2]	(0.04)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.60	1.72	1.76	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	1.53	1.73	1.75	(3.15)
Net Asset Value, End of Period	$11.86	$10.33	$8.60	$6.85
Total Return[3]	14.81%	20.12%	25.55%	(31.50)%
Ratios to Average Net Assets:
Net expenses	2.31%[4]	2.34%[5]	2.32%[5]	2.33%[4]
Net investment income (loss)	(1.23)%[4]	0.14%	(0.12)%	(0.46)%[4]
Expense waiver/reimbursement[6]	0.48%[4]	0.68%	1.19%	1.82%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,663	$47,002	$32,721	$16,307
Portfolio turnover	49%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.33% and 2.31% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,		Period Ended 10/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$10.40	$8.63	$6.87	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	0.08[2]	0.01[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.61	1.69	1.78	(3.12)
TOTAL FROM INVESTMENT OPERATIONS	1.56	1.77	1.79	(3.13)
Less Distributions:
Distributions from net investment income	(0.03)	—	(0.03)	—
Net Asset Value, End of Period	$11.93	$10.40	$8.63	$6.87
Total Return[3]	15.03%	20.51%	26.12%	(31.30)%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[5]	1.95%[5]	1.95%[4]
Net investment income (loss)	(0.88)%[4]	0.88%	0.06%	(0.08)%[4]
Expense waiver/reimbursement[6]	0.53%[4]	0.71%	1.14%	1.88%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,413	$1,901	$332	$2
Portfolio turnover	49%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.94% and 1.95% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,		Period Ended 10/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$10.58	$8.73	$6.90	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	0.16[2]	0.07[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.63	1.70	1.79	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.62	1.86	1.86	(3.10)
Less Distributions:
Distributions from net investment income	(0.07)	(0.01)	(0.03)	—
Net Asset Value, End of Period	$12.13	$10.58	$8.73	$6.90
Total Return[3]	15.40%	21.38%	27.13%	(31.00)%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%[5]	1.25%[5]	1.25%[4]
Net investment income (loss)	(0.17)%[4]	1.62%	0.95%	0.62%[4]
Expense waiver/reimbursement[6]	0.50%[4]	0.68%	1.18%	1.88%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,440	$54,905	$15,931	$2,446
Portfolio turnover	49%	69%	170%	70%

1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.24% and 1.25% for the years ended October 31, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,152.70	$8.01
Class C Shares	$1,000	$1,148.10	$12.30
Class R Shares	$1,000	$1,150.30	$10.40
Institutional Shares	$1,000	$1,154.00	$6.68
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$7.50
Class C Shares	$1,000	$1,013.34	$11.53
Class R Shares	$1,000	$1,015.12	$9.74
Institutional Shares	$1,000	$1,018.60	$6.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.31%
Class R Shares	1.95%
Institutional Shares	1.25%
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	22.4%
Financials	20.1%
Health Care	16.4%
Industrials	15.5%
Consumer Discretionary	11.3%
Materials	6.7%
Consumer Staples	2.8%
Energy	0.8%
Cash Equivalents[2]	1.2%
Other Assets and Liabilities — Net[3]	2.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 95.4%
		Consumer Discretionary – 11.3%
200,211	[1]	Arcos Dorados Holdings, Inc.	4,410,648
234,574	[1]	Central European Media Enterprises Ltd., Class A	5,374,091
2,518,500	[1]	Genting Singapore PLC	4,479,700
83,800	[1]	Kohl's Corp.	4,417,098
76,330	[1]	Las Vegas Sands Corp.	3,588,273
196,400		Lowe's Cos., Inc.	5,155,500
1,042,745	[1]	Sands China Ltd.	2,941,384
119,200		Starbucks Corp.	4,313,848
24,500		Wynn Resorts Ltd.	3,605,175
		TOTAL	38,285,717
		Consumer Staples – 2.8%
64,900		Anheuser-Busch InBev NV	4,144,381
392,994	[1]	Hypermarcas SA	5,270,896
		TOTAL	9,415,277
		Energy – 0.2%
68,000	[1]	Coal India Ltd.	587,340
		Financials – 20.1%
138,600		American Express Co.	6,802,488
37,000		BlackRock, Inc.	7,249,780
197,800		Brookfield Asset Management, Inc., Class A	6,650,036
460,361	[1]	CETIP SA	7,637,568
41,050		Goldman Sachs Group, Inc.	6,198,961
312,500		Housing Development Finance Corp. Ltd.	5,020,676
45,300		ICICI Bank Ltd., ADR	2,283,120
259,750		Invesco Ltd.	6,459,982
141,700		J.P. Morgan Chase & Co.	6,465,771
144,300		MetLife, Inc.	6,751,797
213,700		Wells Fargo & Co.	6,220,807
		TOTAL	67,740,986
		Health Care – 16.4%
300,000		Bristol-Myers Squibb Co.	8,430,000
77,106	[1]	Express Scripts, Inc., Class A	4,374,994
295,000		HCA, Inc.	9,676,000
293,100	[1]	Mylan Laboratories, Inc.	7,304,052
515,000		Pfizer, Inc.	10,794,400
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8

Shares			Value
356,400	[1]	Warner Chilcott PLC	8,215,020
88,100	[1]	Wellpoint, Inc.	6,765,199
		TOTAL	55,559,665
		Industrials – 15.5%
77,009		C.H. Robinson Worldwide, Inc.	6,174,582
60,850		Cummins, Inc.	7,312,953
153,600		Expeditors International Washington, Inc.	8,335,872
51,260		FedEx Corp.	4,904,044
43,850		Kuehne & Nagel International AG	7,005,763
34,200		Precision Castparts Corp.	5,284,584
209,100	[1]	Ryanair Holdings PLC, ADR	6,373,368
123,900	[1]	United Continental Holdings, Inc.	2,827,398
124,050	[1]	Verisk Analytics, Inc.	4,081,245
		TOTAL	52,299,809
		Information Technology – 22.4%
311,596	[1]	Amadeus IT Holding SA	6,526,741
22,400	[1]	Apple, Inc.	7,800,352
295,500	[1]	Cisco Systems, Inc.	5,188,980
83,000	[1]	Citrix Systems, Inc.	7,000,220
215,000	[1]	EMC Corp.	6,093,100
8,216	[1]	Google, Inc.	4,470,326
194,200		Intel Corp.	4,503,498
77,000	[1]	Micron Technology, Inc.	869,330
125,650		Microsoft Corp.	3,269,413
356,400	[1]	NXP Semiconductors NV	11,903,760
22,500		Nintendo Corp. Ltd.	5,365,031
200,000		Oracle Corp.	7,210,000
97,000		Qualcomm, Inc.	5,513,480
		TOTAL	75,714,231
		Materials – 6.7%
83,700		BASF SE	8,600,621
110,300		Barrick Gold Corp.	5,626,403
69,316		Ecolab, Inc.	3,657,112
3,970,076	[1]	Mongolian Mining Corp.	4,659,275
		TOTAL	22,543,411
		TOTAL COMMON STOCKS (IDENTIFIED COST $261,482,851)	322,146,436
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Shares			Value
		PREFERRED STOCK – 0.6%
		Energy – 0.6%
227,588	[1,2,3]	Credit Lyonnaise, PERCS, Series 144A (IDENTIFIED COST $1,443,112)	1,942,691
		MUTUAL FUND – 1.2%
4,090,217	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	4,090,217
		TOTAL INVESTMENTS — 97.2% (IDENTIFIED COST $267,016,180)[6]	328,179,344
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[7]	9,361,068
		TOTAL NET ASSETS — 100%	$337,540,412
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $1,942,691, which represented 0.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $1,942,691, which represented 0.6% of total net assets.
4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

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10

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$202,610,632	$ —	$ —	$202,610,632
International	70,204,892	49,330,912[1]	—	119,535,804
Preferred Stock
International	—	1,942,691	—	1,942,691
Mutual Fund	4,090,217	—	—	4,090,217
TOTAL SECURITIES	$276,905,741	$51,273,603	$ —	$328,179,344
1	Includes $3,663,625 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $4,090,217 of investments in an affiliated holding (Note 5) (identified cost $267,016,180)		$328,179,344
Cash		147,347
Cash denominated in foreign currencies (identified cost $8,601)		9,719
Income receivable		410,592
Receivable for investments sold		7,533,070
Receivable for shares sold		2,072,341
Other assets		11,488
TOTAL ASSETS		338,363,901
Liabilities:
Payable for shares redeemed	$621,496
Payable for capital gains taxes withheld	13,304
Payable for distribution services fee (Note 5)	45,654
Payable for shareholder services fee (Note 5)	110,856
Accrued expenses	32,179
TOTAL LIABILITIES		823,489
Net assets for 28,031,348 shares outstanding		$337,540,412
Net Assets Consist of:
Paid-in capital		$278,339,861
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		61,166,238
Accumulated net realized loss on investments and foreign currency transactions		(1,258,869)
Distributions in excess of net investment income		(706,818)
TOTAL NET ASSETS		$337,540,412
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12

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($169,023,940 ÷ 13,993,688 shares outstanding), no par value, unlimited shares authorized	$12.08
Offering price per share (100/94.50 of $12.08)	$12.78
Redemption proceeds per share	$12.08
Class C Shares:
Net asset value per share ($75,663,039 ÷ 6,377,735 shares outstanding), no par value, unlimited shares authorized	$11.86
Offering price per share	$11.86
Redemption proceeds per share (99.00/100 of $11.86)	$11.74
Class R Shares:
Net asset value per share ($3,413,165 ÷ 286,093 shares outstanding), no par value, unlimited shares authorized	$11.93
Offering price per share	$11.93
Redemption proceeds per share	$11.93
Institutional Shares:
Net asset value per share ($89,440,268 ÷ 7,373,832 shares outstanding), no par value, unlimited shares authorized	$12.13
Offering price per share	$12.13
Redemption proceeds per share	$12.13

See Notes which are an integral part of the Financial Statements

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13

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $7,714 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $2,841)		$1,273,248
Interest		126,376
TOTAL INCOME		1,399,624
Expenses:
Investment adviser fee (Note 5)	$1,841,214
Administrative fee (Note 5)	133,891
Custodian fees	42,076
Transfer and dividend disbursing agent fees and expenses — Class A Shares	65,081
Transfer and dividend disbursing agent fees and expenses — Class C Shares	36,039
Transfer and dividend disbursing agent fees and expenses — Class R Shares	4,081
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	25,814
Directors'/Trustees' fees	1,211
Auditing fees	22,432
Legal fees	3,172
Portfolio accounting fees	51,782
Distribution services fee — Class C Shares (Note 5)	223,954
Distribution services fee — Class R Shares (Note 5)	6,563
Shareholder services fee — Class A Shares (Note 5)	157,756
Shareholder services fee — Class C Shares (Note 5)	74,346
Account administration fee — Class A Shares	1,623
Account administration fee — Class C Shares	306
Share registration costs	34,961
Printing and postage	29,125
Insurance premiums	2,223
Miscellaneous	1,366
TOTAL EXPENSES	2,759,016
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14

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(594,799)
Waiver of administrative fee	(25,981)
Waiver of distribution services fee — Class R Shares	(671)
Reimbursement of shareholder services fee — Class A Shares	(325)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(26,351)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(4,853)
TOTAL WAIVERS AND REIMBURSEMENTS		$(652,980)
Net expenses			$2,106,036
Net investment income (loss)			(706,412)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $13,304)			5,570,571
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			31,886,145
Net realized and unrealized gain on investments and foreign currency transactions			37,456,716
Change in net assets resulting from operations			$36,750,304

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(706,412)	$1,298,748
Net realized gain on investments and foreign currency transactions	5,570,571	2,885,944
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	31,886,145	22,305,970
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,750,304	26,490,662
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(536,110)	(5,325)
Class R Shares	(6,864)	—
Institutional Shares	(401,244)	(30,127)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(944,218)	(35,452)
Share Transactions:
Proceeds from sale of shares	136,405,235	119,491,384
Net asset value of shares issued to shareholders in payment of distributions declared	837,341	34,528
Cost of shares redeemed	(29,131,385)	(61,544,163)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	108,111,191	57,981,749
Change in net assets	143,917,277	84,436,959
Net Assets:
Beginning of period	193,623,135	109,186,176
End of period (including undistributed (distributions in excess of) net investment income of $(706,818) and $943,812, respectively)	$337,540,412	$193,623,135

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report

18

monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, account administration fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2008 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(3,683)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$3,028

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,014,083	$79,305,788	6,460,025	$62,410,665
Shares issued to shareholders in payment of distributions declared	44,303	497,523	491	4,583
Shares redeemed	(1,595,987)	(17,979,425)	(4,854,801)	(46,090,785)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,462,399	$61,823,886	1,605,715	$16,324,463
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,270,336	$25,215,730	2,020,654	$19,133,840
Shares redeemed	(441,664)	(4,919,719)	(1,275,313)	(11,931,163)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,828,672	$20,296,011	745,341	$7,202,677
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	170,708	$1,913,047	190,327	$1,822,904
Shares issued to shareholders in payment of distributions declared	618	6,864	—	—
Shares redeemed	(67,997)	(762,332)	(46,086)	(446,273)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	103,329	$1,157,579	144,241	$1,376,631
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,643,734	$29,970,670	3,684,820	$36,123,975
Shares issued to shareholders in payment of distributions declared	29,543	332,954	3,199	29,945
Shares redeemed	(489,944)	(5,469,909)	(323,202)	(3,075,942)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,183,333	$24,833,715	3,364,817	$33,077,978
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,577,733	$108,111,191	5,860,114	$57,981,749

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $267,016,180. The net unrealized appreciation of investments for federal tax purposes was $61,163,164. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,697,940 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,534,776.

At October 31, 2010, the Fund had a capital loss carryforward of $6,012,777 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2017	$892,243
2018	$5,120,534

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. Semi-Annual Shareholder Report

22

As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2011, the Adviser voluntarily waived $590,513 of its fee. In addition, an affiliate of the Adviser reimbursed $31,204 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2011, the Sub-Adviser earned a fee of $1,518,194.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.084% of average daily net assets of the Fund. FAS waived $25,981 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $671 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $69,821 of fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $56,113 in sales charges from the sale of Class A Shares. FSC also retained $1,426 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $325 of Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.34%, 1.95% and 1.25% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,550,408 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $4,286. Transactions involving the affiliated holding during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	10,960,532	109,813,960	116,684,275	4,090,217	$4,090,217	$7,714
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$226,651,305
Sales	$123,488,050

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Large Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

29

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172446
Cusip 314172438
Cusip 314172420
Cusip 314172412

38631 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Kaufmann Small Cap Fund

Fund Established 2002

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class B Shares
Class C Shares
Class R Shares (formerly, Class K Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.36	$17.85	$15.19	$28.16	$24.45	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.15)[1]	(0.05)[1]	(0.09)[1]	(0.17)[1]	(0.30)[1]	(0.33)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	4.12	6.56	2.75	(11.95)	5.19	4.51
TOTAL FROM INVESTMENT OPERATIONS	3.97	6.51	2.66	(12.12)	4.89	4.18
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$28.33	$24.36	$17.85	$15.19	$28.16	$24.45
Total Return[2]	16.30%	36.47%	17.51%	(44.29)%	20.92%	20.50%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%	1.95%[4]	1.95%[4]	1.95%	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%	1.95%	—	—	—	—
Net investment income (loss)	(1.19)%[3]	(0.24)%	(0.58)%	(0.77)%	(1.15)%	(1.39)%
Expense waiver/reimbursement[5]	0.32%[3]	0.36%	0.38%	0.28%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$987,074	$919,029	$709,757	$543,187	$967,496	$724,411
Portfolio turnover	34%	68%	90%	58%	46%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.34	$17.19	$14.71	$27.45	$23.99	$20.33
Income From Investment Operations:
Net investment income (loss)	(0.21)[1]	(0.16)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	3.94	6.31	2.65	(11.60)	5.07	4.44
TOTAL FROM INVESTMENT OPERATIONS	3.73	6.15	2.48	(11.89)	4.64	3.99
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$27.07	$23.34	$17.19	$14.71	$27.45	$23.99
Total Return[2]	15.98%	35.78%	16.86%	(44.61)%	20.25%	19.83%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%	2.50%[4]	2.50%[4]	2.50%	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%	2.50%	—	—	—	—
Net investment income (loss)	(1.74)%[3]	(0.82)%	(1.11)%	(1.35)%	(1.70)%	(1.95)%
Expense waiver/reimbursement[5]	0.28%[3]	0.33%	0.36%	0.28%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,689	$82,726	$76,876	$78,150	$177,325	$159,357
Portfolio turnover	34%	68%	90%	58%	46%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.34	$17.19	$14.71	$27.45	$23.99	$20.33
Income From Investment Operations:
Net investment income (loss)	(0.21)[1]	(0.16)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	3.94	6.31	2.65	(11.60)	5.07	4.44
TOTAL FROM INVESTMENT OPERATIONS	3.73	6.15	2.48	(11.89)	4.64	3.99
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$27.07	$23.34	$17.19	$14.71	$27.45	$23.99
Total Return[2]	15.98%	35.78%	16.86%	(44.61)%	20.25%	19.83%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%	2.50%[4]	2.50%[4]	2.50%	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%	2.50%	—	—	—	—
Net investment income (loss)	(1.74)%[3]	(0.80)%	(1.12)%	(1.34)%	(1.70)%	(1.94)%
Expense waiver/reimbursement[5]	0.25%[3]	0.29%	0.34%	0.28%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,353	$208,270	$175,955	$175,301	$358,085	$259,215
Portfolio turnover	34%	68%	90%	58%	46%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006[1]
Net Asset Value, Beginning of Period	$24.36	$17.85	$15.19	$28.16	$24.45	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.15)[2]	(0.04)[2]	(0.09)[2]	(0.16)[2]	(0.29)[2]	(0.29)[2]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	4.13	6.55	2.75	(11.96)	5.18	4.47
TOTAL FROM INVESTMENT OPERATIONS	3.98	6.51	2.66	(12.12)	4.89	4.18
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	—	—	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$28.34	$24.36	$17.85	$15.19	$28.16	$24.45
Total Return[3]	16.34%	36.47%	17.51%	(44.29)%	20.92%	20.50%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%	1.95%[5]	1.95%[5]	1.95%	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%	1.95%	—	—	—	—
Net investment income (loss)	(1.18)%[4]	(0.21)%	(0.58)%	(0.73)%	(1.15)%	(1.25)%
Expense waiver/reimbursement[6]	0.44%[4]	0.49%	0.49%	0.46%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,895	$35,515	$25,955	$17,665	$20,440	$7,838
Portfolio turnover	34%	68%	90%	58%	46%	51%
1	The date of initial investment was November 1, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,163.00	$10.46
Class B Shares	$1,000	$1,159.80	$13.39
Class C Shares	$1,000	$1,159.80	$13.39
Class R Shares	$1,000	$1,163.40	$10.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Class R Shares	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class R Shares	1.95%
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6

Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	23.7%
Health Care	23.3%
Consumer Discretionary	19.9%
Industrials	17.8%
Financials	9.5%
Materials	2.5%
Energy	0.9%
Telecommunication Services	0.8%
Consumer Staples	0.6%
Utilities	0.3%
Securities Lending Collateral[2]	14.2%
Cash Equivalents[3]	0.1%
Other Assets and Liabilities — Net[4]	(13.6)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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7

Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 99.2%
		Consumer Discretionary – 19.9%
90,706	[1,2]	ASOS PLC	3,500,851
437,935	[1,2]	Ambow Education Holding Ltd., ADR	3,196,926
1,040,700	[1]	Arezzo Industria e Comercio SA	16,134,422
1,105,009	[1,2]	Central European Media Enterprises Ltd., Class A	25,315,756
579,700	[1,2]	China Education Alliance, Inc.	742,016
193,825	[1,2]	China Xiniya Fashion Ltd., ADR	783,053
101,985	[1,2]	ChinaCast Education Corp.	623,128
38,600	[1,2]	Chipotle Mexican Grill, Inc.	10,298,094
356,057		Cia Hering	7,706,422
78,700	[1,2]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	1,319,012
190,707		Ctrip.com International Ltd., ADR	9,291,245
362,124	[1]	Dick's Sporting Goods, Inc.	14,821,735
452,700		Geox SpA	3,199,705
535,628	[1]	Gordmans Stores, Inc.	10,064,450
771,300	[1,2]	hhgregg, Inc.	9,533,268
2,481,053	[1]	International Meal Co. Holdings SA	24,681,208
242,400	[1]	LJ International, Inc.	945,360
238,100	[1,2]	Lululemon Athletica, Inc.	23,817,143
376,600	[1]	Magazine Luiza SA	3,830,155
861,749	[1,2]	Mecox Lane Ltd., ADR	4,739,620
671,721	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	7,214,284
15,458,700	[1]	NagaCorp Limited	3,682,420
303,625		National CineMedia, Inc.	5,295,220
514,600	[1]	Orient-Express Hotel Ltd.	6,314,142
164,200	[1]	Penn National Gaming, Inc.	6,569,642
86,000	[1,2]	Rue21, Inc.	2,590,320
193,200	[1,2]	Sally Beauty Holdings, Inc.	2,857,428
20,926	[1]	Shutterfly, Inc.	1,288,205
66,870	[1,2]	SodaStream International Ltd.	3,058,634
320,800	[1]	Summit Hotel Properties, Inc.	3,634,664
234,364	[1]	US Auto Parts Network, Inc.	1,818,665
103,100	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	5,483,889
485,000	[1,2,3]	Universal Travel Group	1,154,300
302,500	[1]	Valuevision Media, Inc., Class A	1,929,950
125,300	[1,2]	Vera Bradley, Inc.	6,094,592
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8

Shares			Value in U.S. Dollars
145,821	[1]	Visteon Corp.	9,832,710
225,500	[1]	Vitamin Shoppe Industries, Inc.	8,799,010
908,200	[1]	Yoox SpA	16,522,101
		TOTAL	268,683,745
		Consumer Staples – 0.6%
198,800	[1]	Darling International, Inc.	3,214,596
2,129,273	[1]	Triveni Engineering & Industries Ltd.	5,017,370
		TOTAL	8,231,966
		Energy – 0.9%
289,800	[1,2]	L&L Energy, Inc.	2,014,110
193,200	[2]	Vermilion Energy, Inc.	10,373,154
		TOTAL	12,387,264
		Financials – 9.5%
115,900	[1]	Affiliated Managers Group	12,642,372
258,000	[1,2]	BankUnited, Inc.	7,247,220
1,581,046		Brasil Brokers Participacoes	8,693,140
835,735	[1]	CETIP SA	13,865,169
462,963	[1,2]	China Housing & Land Development, Inc.	1,023,148
25,493	[1,4,5]	China Housing & Land Development, Inc.	56,340
127,184		Colony Financial, Inc.	2,375,797
1,436,500	[1]	Fibra Uno Administracion SA	2,445,807
65,100	[2]	Greenhill & Co., Inc.	3,840,900
157,739	[1]	IFM Investments Ltd., ADR	444,824
117,078		LPS Brasil Cons De Imoveis	3,170,304
4,677,100	[1]	Manappuram General Finance & Leasing Ltd.	14,110,257
386,500	[1]	Netspend Holdings, Inc.	4,487,265
93,000	[2]	New York Community Bancorp, Inc.	1,543,800
4,251,000	[1]	Popular, Inc.	13,390,650
179,000	[1]	RHJ International	1,489,144
1,512,874		Rural Electrification Corp. Ltd.	8,147,878
207,630	[1,2]	STAG Industrial, Inc.	2,636,901
965,500	[1]	Walker & Dunlop, Inc.	11,576,345
253,588		Willis Group Holdings PLC	10,478,256
2,077,200	[1,2]	Xinyuan Real Estate Co. Ltd, ADR	4,507,524
		TOTAL	128,173,041
		Health Care – 23.2%
235,700	[1]	3SBio, Inc., ADR	4,240,243
Semi-Annual Shareholder Report
9

Shares			Value in U.S. Dollars
253,000	[1,3,4,5]	Adaltis, Inc.	0
59,000	[1,3,4,5]	Adaltis, Inc.	0
641,543	[1,5]	Adaltis, Inc.	0
318,800	[1]	Alkermes, Inc.	4,597,096
330,038	[1]	Allscripts Healthcare Solutions, Inc.	7,109,018
765,200	[1]	Amarin Corporation PLC., ADR	12,243,200
1,195,600	[1]	Anadys Pharmaceuticals, Inc.	1,458,632
199,896	[1,2]	Ardea Biosciences, Inc.	5,667,052
723,600		Aurobindo Pharma Ltd.	3,189,954
372,987	[1]	Auxilium Pharmaceutical, Inc.	9,085,963
654,100	[1]	Biocon Ltd.	5,454,452
2,050,100	[1,6]	Catalyst Pharmaceutical Partners, Inc.	2,255,110
1,219,300	[1]	Conceptus, Inc.	18,813,799
346,120	[1]	Corcept Therapeutics, Inc.	1,522,928
227,300	[1]	Corcept Therapeutics, Inc.	1,000,120
872,900	[1,2]	Cubist Pharmaceuticals, Inc.	29,547,665
551,900	[1]	Dexcom, Inc.	9,189,135
743,363		Dishman Pharmaceuticals & Chemicals Ltd.	1,624,708
1,969,600	[1]	Dyax Corp.	3,939,200
13,905,776	[1,6]	Dynavax Technologies Corp.	38,658,057
87,356	[1]	ePocrates, Inc.	2,044,130
366,910	[1,2]	ExamWorks Group, Inc.	8,145,402
48,200	[1,2]	Fluidigm Corp.	797,710
211,033		Hikma Pharmaceuticals PLC	2,770,308
91,200	[1]	Illumina, Inc.	6,473,376
398,591	[1,2]	Insulet Corp.	8,565,721
454,100	[1,2]	KV Pharmaceutical Co., Class A	1,784,613
22,167	[1]	LifeWatch AG	196,839
556,000	[1]	Nektar Therapeutics	5,771,280
362,300	[1,2]	Orthofix International NV	12,343,561
88,000	[1]	Palomar Medical Technologies, Inc.	1,408,880
1,787,300	[1,6]	Progenics Pharmaceuticals, Inc.	13,243,893
742,771	[1,2]	Protalix Biotherapeutics, Inc.	5,177,114
105,700	[1]	Qiagen NV	2,263,404
73,355	[1,2]	Regeneron Pharmaceuticals, Inc.	3,749,174
835,800	[1]	Repligen Corp.	3,359,916
286,741	[1]	Sagent Pharmaceuticals, Inc.	5,852,384
697,100	[1,2]	Seattle Genetics, Inc.	11,578,831
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10

Shares			Value in U.S. Dollars
306,500	[1]	Strides Arcolab Ltd.	2,698,169
576,945	[1]	Threshold Pharmaceuticals, Inc.	1,194,276
201,500	[1]	Tianyin Pharmaceutical Co., Inc.	455,390
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
1,409,420	[1,2]	Vical, Inc.	5,299,419
552,200	[1,2]	Vivus, Inc.	4,296,116
1,352,600	[1]	Warner Chilcott PLC	31,177,430
107,000	[1]	Watson Pharmaceuticals, Inc.	6,636,140
1,932,200	[1,2]	YM Biosciences, Inc.	6,356,938
		TOTAL	313,236,746
		Industrials – 17.8%
488,900	[1,2]	Air Lease Corp.	13,493,640
33,926,821	[1]	Aramex PJSC	17,533,378
96,600	[1]	Atlas Air Worldwide Holdings, Inc.	6,656,706
470,677		CLARCOR, Inc.	21,269,894
256,900	[1,2]	China Ming Yang Wind Power Group Ltd., ADR	2,211,909
127,800	[1,2]	CoStar Group, Inc.	8,692,956
3,296,667	[1,6]	Express-1 Expedited Solutions	7,780,134
215,400	[1]	ICF International, Inc.	5,247,144
689,700		IESI-BFC Ltd.	17,476,998
53,400	[1]	IHS, Inc., Class A	4,712,016
1,652,379	[1,6]	Innovative Solutions and Support, Inc.	9,368,989
289,800		Landstar System, Inc.	13,736,520
401,200	[1]	MOOG, Inc., Class A	17,700,944
193,200		MSC Industrial Direct Co.	13,831,188
733,023		Max India Ltd.	2,789,099
138,963	[1,2]	Old Dominion Freight Lines, Inc.	5,199,996
525,100	[1]	Owens Corning, Inc.	19,869,784
3,907,067	[1,2]	Satcon Technology Corp.	12,502,614
309,800	[1]	Teledyne Technologies, Inc.	15,641,802
2,584,400	[1,2]	US Airways Group, Inc.	23,492,196
34,700	[1,2]	Zipcar, Inc.	894,913
		TOTAL	240,102,820
		Information Technology – 23.7%
90,852	[1]	21Vianet Group, Inc., ADR	1,409,115
556,442	[1]	Amadeus IT Holding SA	11,655,325
81,100	[1,2]	Asiainfo Holdings, Inc.	1,532,790
Semi-Annual Shareholder Report
11

Shares			Value in U.S. Dollars
92,500	[1,2]	Blackboard, Inc.	4,450,175
92,303	[1]	Booz Allen Hamilton Holding Corp.	1,785,140
193,200	[1]	BroadSoft, Inc.	8,780,940
484,500	[1,2]	Camelot Information Systems, Inc., ADR	9,350,850
2,173,800	[1,6]	Cinedigm Digital Cinema Corp.	4,847,574
607,101	[1]	Commvault Systems, Inc.	23,913,708
40,100	[1,2]	Comverse Technology, Inc.	305,562
570,000	[1,2]	Constant Contact, Inc.	15,794,700
96,113	[1]	Daqo New Energy Corp., ADR	1,179,307
163,100	[1]	Ellie Mae, Inc.	1,166,165
355,900	[1,2]	Entropic Communications, Inc.	3,117,684
1,062,700	[1]	Envestnet, Inc.	14,080,775
405,383	[1]	Fabrinet	9,344,078
446,168	[1]	Fundtech Ltd.	7,888,250
919,400	[1]	Gilat Satellite Networks	4,394,732
476,300	[1]	hiSoft Technology International Ltd., ADR	8,887,758
386,500	[1]	InterXion Holding NV	5,789,770
343,000	[1]	Intralinks Holdings, Inc.	10,893,680
257,223	[1,2]	iSoftStone Holdings Ltd., ADR	5,098,160
353,041	[1]	JDA Software Group, Inc.	11,569,154
285,669	[1,2]	Jinkosolar Holding Co, Ltd., ADR	7,755,913
127,328	[1]	KVH Industries, Inc.	1,667,997
623,200	[1]	Kenexa Corp.	18,334,544
142,000	[1]	Magnachip Semiconductor Corp.	1,980,900
469,636	[1]	Microsemi Corp.	11,083,410
1,941,900	[1,2,6]	Mindspeed Technologies, Inc.	17,515,938
371,000	[1]	NIC, Inc.	4,769,205
1,155,749	[1,6]	Nova Measuring Instruments Ltd.	11,395,685
356,025	[1,2]	OCZ Technology Group, Inc.	2,922,965
410,600	[1]	ON Semiconductor Corp.	4,315,406
394,700	[1]	Parametric Technology Corp.	9,579,369
123,000	[1]	Perfect World Co. Ltd., ADR	3,346,830
44,600	[1,2]	Qihoo 360 Technology Co., Ltd., ADR	1,271,100
136,200	[1]	Qlik Technologies, Inc.	4,366,572
512,135	[1]	RADWARE Ltd.	18,042,516
140,361	[1]	RDA Microelectronics, Inc., ADR	1,845,747
96,600	[1,2]	Rubicon Technology, Inc.	2,754,066
270,800	[1]	SeaChange International, Inc.	2,900,268
Semi-Annual Shareholder Report
12

Shares			Value in U.S. Dollars
191,000	[1]	ServiceSource International LLC	2,387,500
417,933	[1,6]	Spire Corp.	1,655,015
135,300		Syntel, Inc.	7,398,204
145,300	[1]	TNS, Inc.	2,387,279
682,527	[1]	Telecity Group PLC	5,992,351
38,593	[1]	VanceInfo Technologies, Inc., ADR	1,241,151
60,250	[1]	VistaPrint Ltd.	3,277,600
1,761,800	[1,6]	WebMediaBrands, Inc.	3,100,768
		TOTAL	320,523,691
		Materials – 2.5%
193,200		Eagle Materials, Inc.	5,620,188
150,700		Eastman Chemical Co.	16,162,575
1,923,126	[1]	Greatview Aseptic Packaging Company Ltd.	1,325,699
2,363,800		Huabao International Holdings Ltd.	3,524,584
204,500	[1,2]	STR Holdings, Inc.	3,368,115
3,606,600	[1]	Yingde Gases Group Co.	3,299,300
		TOTAL	33,300,461
		Telecommunication Services – 0.8%
59,199		Atlantic Telephone Network, Inc.	2,174,379
417,456	[1]	TW Telecom, Inc.	8,992,002
		TOTAL	11,166,381
		Utilities – 0.3%
65,860		ITC Holdings Corp.	4,671,450
		TOTAL COMMON STOCKS (IDENTIFIED COST $999,627,708)	1,340,477,565
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc., Warrants	5
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc., Warrants	20,595
		Health Care – 0.1%
224,540	[1,5]	Adaltis, Inc., Warrants	0
131,950	[1]	Anadys Pharmaceuticals, Inc., Warrants	102,965
20,850	[1]	Clinical Data, Inc., Warrants	0
121,142	[1]	Corcept Therapeutics, Inc., Warrants	405,378
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	20
446,014	[1,6]	Dynavax Technologies Corp., Warrants	789,802
201,055	[1]	Medicure, Inc., Warrants	0
Semi-Annual Shareholder Report
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Shares			Value in U.S. Dollars
257,688	[1]	Threshold Pharmaceuticals, Inc., Warrants	322,832
		TOTAL	1,620,997
		TOTAL WARRANTS (IDENTIFIED COST $175,030)	1,641,597
		MUTUAL FUND – 14.3%
193,454,933	[6,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	193,454,933
		TOTAL INVESTMENTS — 113.6% (IDENTIFIED COST $1,193,257,671)[9]	1,535,574,095
		OTHER ASSETS AND LIABILITIES - NET — (13.6)%[10]	(183,562,462)
		TOTAL NET ASSETS — 100%	$1,352,011,633

At April 30, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
5/2/2011	1,002,529 Brazilian Real	$631,514	$(5,740)
5/3/2011	2,169,562 Hong Kong Dollar	$279,324	$ (34)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(5,774)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $56,340, which represented 0.0% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $56,340, which represented 0.0% of total net assets.
6	Affiliated holding.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	The cost of investments for federal tax purposes amounts to $1,195,063,537.
Semi-Annual Shareholder Report

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10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$858,629,397	$ —	$ —	$858,629,397
International	360,706,574	119,987,294	1,154,300[1]	481,848,168
Warrants	—	1,641,597	—	1,641,597
Mutual Fund	193,454,933	—	—	193,454,933
TOTAL SECURITIES	$1,412,790,904	$121,628,891	$1,154,300	$1,535,574,095
OTHER FINANCIAL INSTRUMENTS[2]	$(5,774)	$ —	$ —	$(5,774)
1	Includes $3,276,000 of a security transferred from Level 1 to Level 3 because the security ceased trading during the period and fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

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Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity Securities
Balance as of November 1, 2010	$ —
Change in unrealized appreciation/depreciation	(1,100,428)
Realized gain (loss)	(453,117)
Net purchases (sales)	(568,155)
Transfers in and/or out of level 3[1]	3,276,000
Balance as of April 30, 2011	$1,154,300
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2011.	$(1,100,428)
1	Transferred from Level 1 to Level 3 because a security ceased trading during the period and fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $182,759,991 of securities loaned and $304,065,898 of investments in affiliated companies/holdings (Note 5) (identified cost $1,193,257,671)		$1,535,574,095
Cash		144
Cash denominated in foreign currencies (identified cost $934,185)		957,467
Income receivable		322,288
Receivable for investments sold		20,288,660
Receivable for shares sold		1,407,490
Other assets		1,684
TOTAL ASSETS		1,558,551,828
Liabilities:
Payable for investments purchased	$11,021,799
Payable for shares redeemed	2,226,650
Unrealized depreciation on foreign exchange contracts	5,774
Payable for collateral due to broker for securities lending	191,625,763
Payable for capital gains taxes withheld	134,103
Payable for Directors'/Trustees' fees	1,264
Payable for distribution services fee (Note 5)	364,266
Payable for shareholder services fee (Note 5)	607,282
Accrued expenses	553,294
TOTAL LIABILITIES		206,540,195
Net assets for 48,256,952 shares outstanding		$1,352,011,633
Net Assets Consist of:
Paid-in capital		$979,913,598
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		342,322,464
Accumulated net realized gain on investments, written options and foreign currency transactions		40,331,734
Accumulated net investment income (loss)		(10,556,163)
TOTAL NET ASSETS		$1,352,011,633
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($987,074,386 ÷ 34,840,338 shares outstanding), no par value, unlimited shares authorized	$28.33
Offering price per share (100/94.50 of $28.33)	$29.98
Redemption proceeds per share	$28.33
Class B Shares:
Net asset value per share ($89,688,944 ÷ 3,313,600 shares outstanding), no par value, unlimited shares authorized	$27.07
Offering price per share	$27.07
Redemption proceeds per share (94.50/100 of $27.07)	$25.58
Class C Shares:
Net asset value per share ($235,352,997 ÷ 8,695,120 shares outstanding), no par value, unlimited shares authorized	$27.07
Offering price per share	$27.07
Redemption proceeds per share (99.00/100 of $27.07)	$26.80
Class R Shares:
Net asset value per share ($39,895,306 ÷ 1,407,894 shares outstanding), no par value, unlimited shares authorized	$28.34
Offering price per share	$28.34
Redemption proceeds per share	$28.34

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $9,623 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $76,458)		$3,025,820
Interest (including income on securities loaned of $1,483,398)		2,033,019
TOTAL INCOME		5,058,839
Expenses:
Investment adviser fee (Note 5)	$9,373,218
Administrative fee (Note 5)	513,931
Custodian fees	278,784
Transfer and dividend disbursing agent fees and expenses — Class A Shares	909,894
Transfer and dividend disbursing agent fees and expenses — Class B Shares	82,993
Transfer and dividend disbursing agent fees and expenses — Class C Shares	183,527
Transfer and dividend disbursing agent fees and expenses — Class R Shares	57,043
Directors'/Trustees' fees	5,037
Auditing fees	18,157
Legal fees	3,265
Portfolio accounting fees	96,059
Distribution services fee — Class A Shares (Note 5)	1,215,852
Distribution services fee — Class B Shares (Note 5)	320,727
Distribution services fee — Class C Shares (Note 5)	823,786
Distribution services fee — Class R Shares (Note 5)	94,137
Shareholder services fee — Class A Shares (Note 5)	1,196,133
Shareholder services fee — Class B Shares (Note 5)	106,909
Shareholder services fee — Class C Shares (Note 5)	274,376
Account administration fee — Class A Shares	12,046
Account administration fee — Class C Shares	220
Share registration costs	39,504
Printing and postage	104,252
Insurance premiums	3,170
Miscellaneous	6,096
TOTAL EXPENSES	15,719,116
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Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(877,705)
Waiver of administrative fee	(13,369)
Waiver of distribution services fee — Class A Shares	(235,498)
Waiver of distribution services fee — Class R Shares	(56,632)
Reimbursement of shareholder services fee — Class B Shares	(300)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(652,378)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares	(60,329)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(126,545)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,022,756)
Net expenses			$13,696,360
Net investment income (loss)			(8,637,521)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $128,436)			87,823,990
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			118,742,905
Net realized and unrealized gain on investments and foreign currency transactions			206,566,895
Change in net assets resulting from operations			$197,929,374

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(8,637,521)	$(4,183,279)
Net realized gain on investments, foreign currency transactions and short sales	87,823,990	105,228,581
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	118,742,905	239,872,150
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	197,929,374	340,917,452
Share Transactions:
Proceeds from sale of shares	163,166,678	261,249,601
Cost of shares redeemed	(254,624,372)	(345,169,712)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(91,457,694)	(83,920,111)
Change in net assets	106,471,680	256,997,341
Net Assets:
Beginning of period	1,245,539,953	988,542,612
End of period (including accumulated net investment income (loss) of $(10,556,163) and $(1,918,642), respectively)	$1,352,011,633	$1,245,539,953

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report

23

monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Option Contracts

The Fund buys or sells put and call options to hedge currency. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At April 30, 2011, the Fund had no outstanding written option contracts.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$5,774

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$147,605
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(6,006)
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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$182,759,991	$191,625,763

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availablity of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,183,915	$134,829,696	10,699,622	$224,413,126
Shares redeemed	(8,070,885)	(213,337,684)	(12,744,172)	(264,118,709)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,886,970)	$(78,507,988)	(2,044,550)	$(39,705,583)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	175,310	$4,376,203	204,308	$4,131,359
Shares redeemed	(406,686)	(10,199,377)	(1,131,440)	(22,449,344)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(231,376)	$(5,823,174)	(927,132)	$(18,317,985)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	633,208	$15,800,377	986,705	$19,666,953
Shares redeemed	(862,778)	(21,595,654)	(2,297,632)	(45,771,916)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(229,570)	$(5,795,277)	(1,310,927)	$(26,104,963)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	311,903	$8,160,402	623,873	$13,038,163
Shares redeemed	(361,651)	(9,491,657)	(620,464)	(12,829,743)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(49,748)	$(1,331,255)	3,409	$208,420
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,397,664)	$(91,457,694)	(4,279,200)	$(83,920,111)
Semi-Annual Shareholder Report
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4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $1,195,063,537. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $340,510,558. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $419,202,867 and net unrealized depreciation from investments for those securities having an excess of cost over value of $78,692,309.

At October 31, 2010, the Fund had a capital loss carryforward of $38,993,969 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $864,697 of its fee. In addition, an affiliate of the Adviser reimbursed $839,252 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2011, the Sub-Adviser earned a fee of $7,728,794.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,369 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $292,130 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $996,565 of fees paid by the Fund.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $36,432 in sales charges from the sale of Class A Shares. FSC also retained $1,874 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $13,110 of Service Fees for the six months ended April 30, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $300 of Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,488,568 and $49,214, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value
Catalyst Pharmaceutical Partners, Inc.	1,832,350	289,650	71,900	2,050,100	$2,255,110
Cinedigm Digital Cinema Corp.	2,103,508	146,492	76,200	2,173,800	4,847,574
Dynavax Technologies Corp.	13,520,000	785,776	400,000	13,905,776	38,658,057
Dynavax Technologies Corp.	446,014	—	—	446,014	789,802
Express-1 Expedited Solutions	3,009,300	402,967	115,600	3,296,667	7,780,134
Innovative Solutions and Support, Inc.	1,674,000	3,223	24,844	1,652,379	9,368,989
Mindspeed Technologies, Inc.	2,010,000	—	68,100	1,941,900	17,515,938
Nova Measuring Instruments Ltd.	1,196,249	—	40,500	1,155,749	11,395,685
Progenics Pharmaceuticals, Inc.	814,055	1,035,945	62,700	1,787,300	13,243,893
Spire Corp.	500,620	—	82,687	417,933	1,655,015
WebMediaBrands, Inc.	1,823,500	—	61,700	1,761,800	3,100,768
TOTAL OF AFFILIATED COMPANIES	25,095,792	6,497,857	1,004,231	30,589,418	$110,610,965

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $13,008. Transactions involving the affiliated holding during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	70,942,009	290,824,620	168,311,696	193,454,933	$193,454,933	$9,623
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$445,666,784
Sales	$484,882,258

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Small Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report

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services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537

28534 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Mid Cap Growth Strategies Fund

Fund Established 1984

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class B Shares
Class C Shares
Class R Shares (formerly, Class K Shares)
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$32.38	$26.77	$24.05	$45.41	$36.12	$31.85
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	0.01[1]	0.09[1]	(0.00)[1,2]	(0.12)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	7.49	5.68	2.61	(17.11)	9.41	4.36
TOTAL FROM INVESTMENT OPERATIONS	7.38	5.69	2.70	(17.11)	9.29	4.27
Less Distributions:
Distributions from net investment income	—	(0.08)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(4.25)	—	—
TOTAL DISTRIBUTIONS	—	(0.08)	—	(4.25)	—	—
Regulatory Settlement Proceeds	—	—	0.02[3]	—	—	—
Net Asset Value, End of Period	$39.76	$32.38	$26.77	$24.05	$45.41	$36.12
Total Return[4]	22.79%	21.30%	11.31%[3]	(41.21)%	25.72%	13.41%
Ratios to Average Net Assets:
Net expenses[5]	1.15%[6,7]	0.99%[7]	0.99%[7]	0.99%[7]	0.98%[7]	0.99%[7]
Net investment income (loss)	(0.64)%[6]	0.04%	0.37%	(0.00)%[8]	(0.29)%	(0.25)%
Expense waiver/reimbursement[9]	0.23%[6]	0.38%	0.45%	0.32%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$323,655	$283,387	$298,431	$293,777	$544,647	$492,751
Portfolio turnover	93%	265%	207%	215%	118%	115%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.14%, 0.98%, 0.96%, 0.98%, 0.98% and 0.99% for the six months ended April 30, 2011, and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
8	Represents less than 0.01%.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$28.24	$23.46	$21.23	$40.89	$32.77	$29.13
Income From Investment Operations:
Net investment income (loss)	(0.22)[1]	(0.19)[1]	(0.06)[1]	(0.24)[1]	(0.38)[1]	(0.34)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.53	4.97	2.27	(15.17)	8.50	3.98
TOTAL FROM INVESTMENT OPERATIONS	6.31	4.78	2.21	(15.41)	8.12	3.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(4.25)	—	—
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$34.55	$28.24	$23.46	$21.23	$40.89	$32.77
Total Return[3]	22.34%	20.38%	10.50%[2]	(41.65)%	24.78%	12.50%
Ratios to Average Net Assets:
Net expenses[4]	1.90%[5,6]	1.74%[6]	1.73%[6]	1.74%[6]	1.74%[6]	1.79%[6]
Net investment income (loss)	(1.39)%[5]	(0.73)%	(0.28)%	(0.75)%	(1.05)%	(1.05)%
Expense waiver/reimbursement[7]	0.31%[5]	0.46%	0.52%	0.39%	0.34%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,976	$8,344	$11,669	$21,592	$76,376	$92,883
Portfolio turnover	93%	265%	207%	215%	118%	115%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.14% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.89%, 1.73%, 1.69%, 1.73%, 1.74% and 1.78% for the six months ended April 30, 2011, and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$28.55	$23.72	$21.47	$41.29	$33.10	$29.41
Income From Investment Operations:
Net investment income (loss)	(0.22)[1]	(0.19)[1]	(0.08)[1]	(0.24)[1]	(0.39)[1]	(0.33)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.60	5.02	2.31	(15.33)	8.58	4.02
TOTAL FROM INVESTMENT OPERATIONS	6.38	4.83	2.23	(15.57)	8.19	3.69
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(4.25)	—	—
Regulatory Settlement Proceeds	—	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$34.93	$28.55	$23.72	$21.47	$41.29	$33.10
Total Return[3]	22.35%	20.36%	10.48%[2]	(41.64)%	24.74%	12.55%
Ratios to Average Net Assets:
Net expenses[4]	1.90%[5,6]	1.74%[6]	1.74%[6]	1.74%[6]	1.74%[6]	1.77%[6]
Net investment income (loss)	(1.39)%[5]	(0.71)%	(0.36)%	(0.75)%	(1.04)%	(1.03)%
Expense waiver/reimbursement[7]	0.26%[5]	0.42%	0.49%	0.35%	0.29%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,488	$11,060	$11,880	$13,227	$27,366	$29,341
Portfolio turnover	93%	265%	207%	215%	118%	115%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.90%, 1.73%, 1.71%, 1.73%, 1.73% and 1.77% for the six months ended April 30, 2011, and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,			Period Ended 10/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$32.04	$26.54	$23.97	$45.41	$37.77
Income From Investment Operations:
Net investment income (loss)	(0.20)[2]	(0.13)[2]	(0.06)[2]	(0.18)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	7.40	5.63	2.63	(17.01)	7.80
TOTAL FROM INVESTMENT OPERATIONS	7.20	5.50	2.57	(17.19)	7.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(4.25)	—
Net Asset Value, End of Period	$39.24	$32.04	$26.54	$23.97	$45.41
Total Return[3]	22.47%	20.72%	10.72%	(41.40)%	20.23%
Ratios to Average Net Assets:
Net expenses[4]	1.65%[5,6]	1.49%[6]	1.49%[6]	1.49%[6]	1.47%[5,6]
Net investment income (loss)	(1.14)%[5]	(0.44)%	(0.26)%	(0.51)%	(0.81)%[5]
Expense waiver/reimbursement[7]	0.16%[5]	0.31%	0.37%	0.30%	0.26%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$746	$610	$461	$150	$0[8]
Portfolio turnover	93%	265%	207%	215%	118%[9]
1	Reflects operations for the period from December 12, 2006 (date of initial public offering) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.65%, 1.48%, 1.46%, 1.47% and 1.46% for the six months ended April 30, 2011, for the years ended October 31, 2010, 2009 and 2008, and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

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4

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Period Ended 10/31/2010[1]
Net Asset Value, Beginning of Period	$32.44	$28.18
Income From Investment Operations:
Net investment income (loss)	(0.07)[2]	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	7.51	4.16
TOTAL FROM INVESTMENT OPERATIONS	7.44	4.26
Net Asset Value, End of Period	$39.88	$32.44
Total Return[3]	22.93%	15.12%
Ratios to Average Net Assets:
Net expenses[4]	0.89%[5,6]	0.74%[5,6]
Net investment income (loss)	(0.39)%[5]	0.43%[5]
Expense waiver/reimbursement[7]	0.20%[5]	0.33%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,993	$37,709
Portfolio turnover	93%	265%[8]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.89% and 0.73% for the six months ended April 30, 2011, and for the period ended October 31, 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.

See Notes which are an integral part of the Financial Statements

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5

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,227.90	$6.35
Class B Shares	$1,000	$1,223.40	$10.47
Class C Shares	$1,000	$1,223.50	$10.47
Class R Shares	$1,000	$1,224.70	$9.10
Institutional Shares	$1,000	$1,229.30	$4.92[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.09	$5.76
Class B Shares	$1,000	$1,015.37	$9.49
Class C Shares	$1,000	$1,015.37	$9.49
Class R Shares	$1,000	$1,016.61	$8.25
Institutional Shares	$1,000	$1,020.38	$4.46[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.15%
Class B Shares	1.90%
Class C Shares	1.90%
Class R Shares	1.65%
Institutional Shares	0.89%
2	Actual and Hypothetical expense paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.97%, (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.36 and $4.86, respectively.
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7

Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 was as follows:

Sector	Percentage of Net Assets
Information Technology	24.5%
Consumer Discretionary	18.3%
Industrials	15.3%
Health Care	12.9%
Energy	9.7%
Materials	8.4%
Financials	4.7%
Consumer Staples	3.7%
Telecommunication Services	1.8%
Securities Lending Collateral[2]	6.6%
Other Assets and Liabilities — Net[3]	(5.9)%
TOTAL	100.0%

1	Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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8

Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 99.3%
		Consumer Discretionary – 18.3%
83,237		Ascena Retail Group, Inc.	2,604,486
52,200	[1]	Bed Bath & Beyond, Inc.	2,929,464
4,700	[1]	Chipotle Mexican Grill, Inc.	1,253,913
164,400	[1]	Clear Channel Outdoor Holdings, Inc., Class A	2,262,144
41,600		Coach, Inc.	2,488,096
50,500	[1,2]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	846,380
29,900	[1]	Deckers Outdoor Corp.	2,537,314
90,400	[1,2]	Focus Media Holding Ltd., ADR	3,177,560
32,700	[1]	Fossil, Inc.	3,132,006
1,823,000	[1]	Galaxy Entertainment Group Ltd.	3,281,875
36,300	[1]	Liberty Media Holding Corp.	2,986,401
145,370		Mahindra and Mahindra Ltd.	2,510,997
934,300	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	10,034,382
5,600	[1]	NetFlix, Inc.	1,302,952
459,133		PDG Realty SA	2,696,662
23,800	[1]	Panera Bread Co.	2,882,418
7,500	[1]	Priceline.com, Inc.	4,102,575
33,400		Ross Stores, Inc.	2,461,246
39,400	[1]	TRW Automotive Holdings Corp.	2,248,164
59,200	[1]	Tempur-Pedic International, Inc.	3,716,576
57,700		Tractor Supply Co.	3,569,899
69,900	[1]	Ulta Salon, Cosmetics & Fragrance, Inc.	3,717,981
39,300	[1]	Under Armour, Inc., Class A	2,690,478
		TOTAL	69,433,969
		Consumer Staples – 3.7%
74,300		Corn Products International, Inc.	4,093,930
31,200		Estee Lauder Cos., Inc., Class A	3,026,400
43,800	[1]	Hansen Natural Corp.	2,897,370
42,600		Herbalife Ltd.	3,824,628
		TOTAL	13,842,328
		Energy – 9.7%
247,900	[1]	Advantage Oil & Gas Ltd.	2,106,554
64,300	[1]	Cameron International Corp.	3,389,896
110,200	[1]	Complete Production Services, Inc.	3,740,188
49,300	[1]	Dresser-Rand Group, Inc.	2,590,222
Semi-Annual Shareholder Report
9

Shares			Value
79,400	[1]	FMC Technologies, Inc.	3,690,512
56,000		Halliburton Co.	2,826,880
21,100		Massey Energy Co.	1,439,864
26,400	[1]	Oil States International, Inc.	2,191,464
263,300		Paramount Resources Ltd.	8,181,599
54,400		Peabody Energy Corp.	3,635,008
78,600	[2]	Yanzhou Coal Mining Co. Ltd., Class H, ADR	3,068,544
		TOTAL	36,860,731
		Financials – 4.7%
128,400	[1]	CB Richard Ellis Services, Inc., Class A	3,429,564
50,700		Capital One Financial Corp.	2,774,811
62,200		Delphi Financial Group, Inc., Class A	1,987,290
167,700		Discover Financial Services	4,165,668
35,400		Jones Lang LaSalle, Inc.	3,624,252
45,400		Waddell & Reed Financial, Inc., Class A	1,861,854
		TOTAL	17,843,439
		Health Care – 12.9%
66,300	[1]	Agilent Technologies, Inc.	3,309,033
16,500	[1]	Alexion Pharmaceuticals, Inc.	1,598,685
45,100		Allergan, Inc.	3,588,156
45,700		AmerisourceBergen Corp.	1,857,248
152,100	[1,2]	Ariad Pharmaceuticals, Inc.	1,300,455
78,600	[1]	Arthrocare Corp.	2,776,938
47,500	[1]	Dendreon Corp.	2,062,925
30,100	[1]	Hospira, Inc.	1,707,573
38,000	[1]	Humana, Inc.	2,892,560
21,700	[1]	Illumina, Inc.	1,540,266
59,200		Medicis Pharmaceutical Corp., Class A	2,099,232
89,800	[1]	Mylan Laboratories, Inc.	2,237,816
282,200	[1]	Pain Therapeutics, Inc.	2,683,722
37,300	[1]	Pharmasset, Inc.	3,784,831
267,100	[1,2]	Sangamo BioSciences, Inc.	1,917,778
208,100	[1]	Seattle Genetics, Inc.	3,456,541
106,200	[1]	Universal American Financial Corp.	2,453,220
58,800	[1]	Valeant Pharmaceuticals International, Inc.	3,094,644
91,100	[1]	Warner Chilcott PLC	2,099,855
38,700	[1]	Watson Pharmaceuticals, Inc.	2,400,174
		TOTAL	48,861,652
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10

Shares			Value
		Industrials – 15.3%
99,700		Applied Industrial Technologies, Inc.	3,515,422
76,700		Crane Co.	3,828,097
29,900		Cummins, Inc.	3,593,382
20,600		Deere & Co.	2,008,500
43,000		Gardner Denver, Inc.	3,715,630
59,800	[1]	Genesee & Wyoming, Inc., Class A	3,706,404
32,000		Graco, Inc.	1,600,960
24,000	[1]	IHS, Inc., Class A	2,117,760
53,900		Joy Global, Inc.	5,441,205
33,600	[2]	Lindsay Manufacturing Co.	2,463,552
55,600		Pall Corp.	3,249,264
39,100		Parker-Hannifin Corp.	3,687,912
45,700		Rockwell Automation, Inc.	3,981,841
14,750		Samsung Engineering Co. Ltd.	3,277,361
49,400	[1]	Thomas & Betts Corp.	2,863,718
60,000		Timken Co.	3,383,400
51,800		Toro Co.	3,517,738
58,400		Trinity Industries, Inc.	2,114,080
		TOTAL	58,066,226
		Information Technology – 24.5%
31,921	[1]	Acme Packet, Inc.	2,636,994
87,200		Altera Corp.	4,246,640
60,000		Analog Devices, Inc.	2,418,600
6,900	[1]	Apple, Inc.	2,402,787
51,300	[1]	BMC Software, Inc.	2,576,799
37,200	[1]	Baidu.com, Inc., ADR	5,524,944
34,800	[1]	Citrix Systems, Inc.	2,935,032
54,600	[1]	Cognizant Technology Solutions Corp.	4,526,340
14,000	[1]	F5 Networks, Inc.	1,419,040
80,000		HTC Corp.	3,647,718
56,500	[1]	Intuit, Inc.	3,139,140
199,900	[1]	MEMC Electronic Materials, Inc.	2,364,817
66,200	[1]	MICROS Systems Corp.	3,443,724
57,000	[1]	MKS Instruments, Inc.	1,617,660
135,100	[1,2]	Marvell Technology Group Ltd.	2,084,593
58,937	[1]	NXP Semiconductors NV	1,968,496
81,100	[1]	NetApp, Inc.	4,215,578
95,000	[1]	Omnivision Technologies, Inc.	3,192,000
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11

Shares			Value
14,700	[1,2]	OpenTable, Inc.	1,635,963
68,100	[1]	Red Hat, Inc.	3,232,707
61,900	[1]	Riverbed Technology, Inc.	2,175,166
48,900	[1,2]	SINA.com	6,589,275
17,500	[1]	Salesforce.com, Inc.	2,425,500
52,200	[1]	Sohu.com, Inc.	5,520,672
152,000	[1,2]	Teradyne, Inc.	2,447,200
27,500	[1]	VMware, Inc., Class A	2,624,325
60,700	[1,2]	Veeco Instruments, Inc.	3,103,591
104,700	[1,2]	Verifone Systems, Inc.	5,739,654
79,300		Xilinx, Inc.	2,764,398
		TOTAL	92,619,353
		Materials – 8.4%
34,300		Agrium, Inc.	3,101,749
46,500		Albemarle Corp.	3,280,575
26,600		CF Industries Holdings, Inc.	3,765,230
70,700	[1,2]	Intrepid Potash, Inc.	2,422,182
13,962	[1]	Molycorp, Inc.	1,023,414
700,200	[1,2]	North American Palladium Ltd.	4,502,286
118,311	[1]	Solutia, Inc.	3,117,495
320,800	[1]	Stillwater Mining Co.	7,317,448
249,200		Yamana Gold, Inc.	3,167,332
		TOTAL	31,697,711
		Telecommunication Services – 1.8%
140,064	[1]	MetroPCS Communications, Inc.	2,357,277
109,600		Softbank Corp.	4,621,822
		TOTAL	6,979,099
		TOTAL COMMON STOCKS (IDENTIFIED COST $289,844,570)	376,204,508
		MUTUAL FUND – 6.6%
24,967,824	[3,4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	24,967,824
		TOTAL INVESTMENTS — 105.9% (IDENTIFIED COST $314,812,394)[6]	401,172,332
		OTHER ASSETS AND LIABILITIES - NET — (5.9)%[7]	(22,314,270)
		TOTAL NET ASSETS — 100%	$378,858,062

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12

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$297,297,539	$ —	$ —	$297,297,539
International	61,567,197	17,339,772	—	78,906,969
Mutual Fund	24,967,824	—	—	24,967,824
TOTAL SECURITIES	$383,832,560	$17,339,772	$ —	$401,172,332

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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13

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $24,588,332 of securities loaned and $24,967,824 of investments in an affiliated holding (Note 5) (identified cost $314,812,394)		$401,172,332
Cash		611,182
Cash denominated in foreign currencies (identified cost $9,805)		10,201
Income receivable		170,252
Receivable for investments sold		5,555,832
Receivable for shares sold		100,871
TOTAL ASSETS		407,620,670
Liabilities:
Payable for investments purchased	$2,580,505
Payable for shares redeemed	894,792
Payable for collateral due to broker for securities lending	24,967,824
Payable for Directors'/Trustees' fees	259
Payable for distribution services fee (Note 5)	13,775
Payable for shareholder services fee (Note 5)	169,313
Accrued expenses	136,140
TOTAL LIABILITIES		28,762,608
Net assets for 9,608,090 shares outstanding		$378,858,062
Net Assets Consist of:
Paid-in capital		$327,087,265
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		86,360,544
Accumulated net realized loss on investments and foreign currency transactions		(33,410,109)
Accumulated net investment income (loss)		(1,179,638)
TOTAL NET ASSETS		$378,858,062
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($323,654,838 ÷ 8,140,959 shares outstanding), no par value, unlimited shares authorized	$39.76
Offering price per share (100/94.50 of $39.76)	$42.07
Redemption proceeds per share	$39.76
Class B Shares:
Net asset value per share ($8,976,159 ÷ 259,803 shares outstanding), no par value, unlimited shares authorized	$34.55
Offering price per share	$34.55
Redemption proceeds per share (94.50/100 of $34.55)	$32.65
Class C Shares:
Net asset value per share ($13,487,650 ÷ 386,108 shares outstanding), no par value, unlimited shares authorized	$34.93
Offering price per share	$34.93
Redemption proceeds per share (99.00/100 of $34.93)	$34.58
Class R Shares:
Net asset value per share ($746,045 ÷ 19,012 shares outstanding), no par value, unlimited shares authorized	$39.24
Offering price per share	$39.24
Redemption proceeds per share	$39.24
Institutional Shares:
Net asset value per share ($31,993,370 ÷ 802,208 shares outstanding), no par value, unlimited shares authorized	$39.88
Offering price per share	$39.88
Redemption proceeds per share	$39.88

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $928 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $29,873)		$806,684
Interest received from securities loaned		108,402
TOTAL INCOME		915,086
Expenses:
Investment adviser fee (Note 5)	$1,352,697
Administrative fee (Note 5)	153,727
Custodian fees	33,960
Transfer and dividend disbursing agent fees and expenses — Class A Shares	284,963
Transfer and dividend disbursing agent fees and expenses — Class B Shares	11,380
Transfer and dividend disbursing agent fees and expenses — Class C Shares	13,011
Transfer and dividend disbursing agent fees and expenses — Class R Shares	1,232
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	27,516
Directors'/Trustees' fees	2,160
Auditing fees	11,490
Legal fees	3,357
Portfolio accounting fees	60,768
Distribution services fee — Class B Shares (Note 5)	32,490
Distribution services fee — Class C Shares (Note 5)	45,337
Distribution services fee — Class R Shares (Note 5)	1,671
Shareholder services fee — Class A Shares (Note 5)	353,525
Shareholder services fee — Class B Shares (Note 5)	10,830
Shareholder services fee — Class C Shares (Note 5)	14,560
Account administration fee — Class A Shares	12,903
Account administration fee — Class C Shares	553
Share registration costs	38,624
Printing and postage	36,239
Insurance premiums	2,414
Miscellaneous	2,027
TOTAL EXPENSES	2,507,434
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Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(273,806)
Waiver of administrative fee (Note 5)	(16,473)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(96,027)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(6,234)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(5,870)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(4,964)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(9,336)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(412,710)
Net expenses			$2,094,724
Net investment income (loss)			(1,179,638)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $6,916)			37,811,292
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			37,763,824
Net realized and unrealized gain on investments and foreign currency transactions			75,575,116
Change in net assets resulting from operations			$74,395,478

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,179,638)	$66,952
Net realized gain on investments and foreign currency transactions	37,811,292	50,795,889
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	37,763,824	13,614,723
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	74,395,478	64,477,564
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(923,724)
Share Transactions:
Proceeds from sale of shares	15,271,936	63,014,617
Net asset value of shares issued to shareholders in payment of distributions declared	—	811,126
Cost of shares redeemed	(51,918,380)	(108,711,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,646,444)	(44,885,341)
Change in net assets	37,749,034	18,668,499
Net Assets:
Beginning of period	341,109,028	322,440,529
End of period (including accumulated net investment income (loss) of $(1,179,638) for the six months ended April 30, 2011 and undistributed net investment income of $0 for the year ended October 31, 2010)	$378,858,062	$341,109,028

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.

The Fund commenced offering Institutional Shares on January 29, 2010.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$24,588,332	$24,967,824

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	296,767	$10,722,933	691,848	$20,423,526
Shares issued to shareholders in payment of distributions declared	—	—	27,255	811,126
Shares redeemed	(908,412)	(32,743,028)	(3,115,445)	(92,946,615)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(611,645)	$(22,020,095)	(2,396,342)	$(71,711,963)
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	20,534	$643,512	18,369	$480,666
Shares redeemed	(56,170)	(1,773,564)	(220,354)	(5,653,957)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(35,636)	$(1,130,052)	(201,985)	$(5,173,291)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	42,764	$1,344,249	30,551	$811,539
Shares redeemed	(43,989)	(1,378,452)	(144,146)	(3,769,825)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,225)	$(34,203)	(113,595)	$(2,958,286)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,465	$88,483	6,423	$188,978
Shares redeemed	(2,479)	(89,535)	(4,781)	(142,213)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(14)	$(1,052)	1,642	$46,765
	Six Months Ended 4/30/2011		Period Ended 10/31/2010[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	68,342	$2,472,759	1,363,578	$41,109,908
Shares redeemed	(428,568)	(15,933,801)	(201,144)	(6,198,474)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(360,226)	$(13,461,042)	1,162,434	$34,911,434
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,008,746)	$(36,646,444)	(1,547,846)	$(44,885,341)
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $314,812,394. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting in changes in foreign currency exchange rates was $86,359,938. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,469,816 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,109,878.

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At October 31, 2010, the Fund had a capital loss carryforward of $69,885,951 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$661,947
2017	$69,224,004

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $272,269 of its fee. In addition, an affiliate of the Adviser reimbursed $113,095 of transfer and dividend disbursing agent fees and expenses.

Pursuant to a settlement with the New York Attorney General, the Adviser agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010. The Adviser fee waived as a result of this settlement is included in the $272,269 mentioned in the previous paragraph.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,473 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $5,301 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $5,021 in sales charges from the sale of Class A Shares. FSC also retained $434 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated Semi-Annual Shareholder Report

26

with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,770 of Service Fees for the six months ended April 30, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. The Adviser previously agreed to maintain the management fee at 0.4975% for the period ending December 31, 2010, and this obligation expired on that date. Accordingly, the management fee waivers were reduced and the management fee of the Fund increased after December 31, 2010, subject to the Fee Limit for each Class of Shares reflected above.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $1,537. Transactions involving the affiliated holding during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	—	59,784,950	34,817,126	24,967,824	$24,967,824	$928

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2011, the Fund's expenses were reduced by $9,336 under these arrangements.

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7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$334,675,834
Sales	$372,023,563

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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28

Evaluation and Approval of Advisory Contract – May 2010

Federated Mid Cap Growth Strategies Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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29

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

30

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Semi-Annual Shareholder Report

31

the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 25 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

32

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172529
Cusip 314172198

8010409 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Market Opportunity Fund

Fund Established 2000

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class B Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.10	$11.09	$10.26	$12.22	$12.69	$13.48
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	0.03[1]	0.24[1]	0.42[1]	0.41[1]	0.38
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.16	(0.77)	1.05	(1.83)	(0.43)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.14	(0.74)	1.29	(1.41)	(0.02)	0.33
Less Distributions:
Distributions from net investment income	(0.38)	(0.25)	(0.46)	(0.55)	(0.45)	(0.32)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	—	(0.80)
TOTAL DISTRIBUTIONS	(0.38)	(0.25)	(0.46)	(0.55)	(0.45)	(1.12)
Net Asset Value, End of Period	$9.86	$10.10	$11.09	$10.26	$12.22	$12.69
Total Return[2]	1.43%	(6.67)%	12.88%	(12.18)%	(0.18)%	2.64%
Ratios to Average Net Assets:
Net expenses[3]	1.27%[4]	1.89%	1.39%	1.20%	1.22%	1.22%
Net expenses excluding dividends and other expenses related to short sales[3]	1.24%[4]	1.24%	1.24%	1.20%	1.22%	1.22%
Net investment income (loss)	(0.37)%[4]	0.27%	2.23%	3.46%	3.31%	3.09%
Expense waiver/reimbursement[5]	0.10%[4]	0.05%	0.07%	0.04%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$296,770	$464,884	$835,964	$721,632	$981,852	$1,498,881
Portfolio turnover	64%	180%	191%	255%	79%	124%
Semi-Annual Shareholder Report
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1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.27%, 1.89%, 1.39%, 1.20%, 1.22% and 1.22%, after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.99	$10.99	$10.21	$12.16	$12.63	$13.42
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.05)[1]	0.16[1]	0.33[1]	0.32[1]	0.31
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.15	(0.76)	1.04	(1.82)	(0.44)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.81)	1.20	(1.49)	(0.12)	0.23
Less Distributions:
Distributions from net investment income	(0.27)	(0.19)	(0.42)	(0.46)	(0.35)	(0.22)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	—	(0.80)
TOTAL DISTRIBUTIONS	(0.27)	(0.19)	(0.42)	(0.46)	(0.35)	(1.02)
Net Asset Value, End of Period	$9.82	$9.99	$10.99	$10.21	$12.16	$12.63
Total Return[2]	1.08%	(7.44)%	12.01%	(12.82)%	(0.96)%	1.88%
Ratios to Average Net Assets:
Net expenses[3]	2.02%[4]	2.64%	2.14%	1.95%	1.97%	1.97%
Net expenses excluding dividends and other expenses related to short sales[3]	1.99%[4]	1.99%	1.99%	1.95%	1.97%	1.97%
Net investment income (loss)	(1.11)%[4]	(0.50)%	1.54%	2.69%	2.56%	2.34%
Expense waiver/reimbursement[5]	0.11%[4]	0.05%	0.07%	0.04%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,567	$103,483	$166,561	$197,694	$291,938	$419,028
Portfolio turnover	64%	180%	191%	255%	79%	124%
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1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.64%, 2.13%, 1.95%, 1.97% and 1.97%, after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.96	$10.96	$10.19	$12.13	$12.60	$13.39
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.05)[1]	0.16[1]	0.33[1]	0.32[1]	0.29
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.15	(0.76)	1.03	(1.81)	(0.44)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.81)	1.19	(1.48)	(0.12)	0.24
Less Distributions:
Distributions from net investment income	(0.28)	(0.19)	(0.42)	(0.46)	(0.35)	(0.23)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	—	(0.80)
TOTAL DISTRIBUTIONS	(0.28)	(0.19)	(0.42)	(0.46)	(0.35)	(1.03)
Net Asset Value, End of Period	$9.78	$9.96	$10.96	$10.19	$12.13	$12.60
Total Return[2]	1.08%	(7.38)%	11.96%	(12.77)%	(0.96)%	1.91%
Ratios to Average Net Assets:
Net expenses[3]	2.02%[4]	2.63%	2.14%	1.95%	1.97%	1.97%
Net expenses excluding dividends and other expenses related to short sales[3]	1.99%[4]	1.99%	1.99%	1.95%	1.97%	1.97%
Net investment income (loss)	(1.12)%[4]	(0.50)%	1.50%	2.70%	2.56%	2.35%
Expense waiver/reimbursement[5]	0.11%[4]	0.05%	0.07%	0.04%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$252,235	$365,433	$489,260	$445,425	$651,388	$991,565
Portfolio turnover	64%	180%	191%	255%	79%	124%
Semi-Annual Shareholder Report
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1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.63%, 2.13%, 1.95%, 1.97% and 1.97%, after taking into account these expense reductions for the six months ended April 30, 2011, and the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,			Period Ended 10/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.15	$11.14	$10.29	$12.23	$12.16
Income From Investment Operations:
Net investment income (loss)[2]	(0.01)	0.03	0.23	0.50	0.17
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.16	(0.75)	1.08	(1.88)	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	0.15	(0.72)	1.31	(1.38)	0.17
Less Distributions:
Distributions from net investment income	(0.40)	(0.27)	(0.46)	(0.56)	(0.10)
Net Asset Value, End of Period	$9.90	$10.15	$11.14	$10.29	$12.23
Total Return[4]	1.57%	(6.49)%	13.12%	(11.95)%	1.43%
Ratios to Average Net Assets:
Net expenses[5]	1.02%[6]	1.58%	1.22%	0.95%	0.97%[6]
Net expenses excluding dividends and other expenses related to short sales[5]	0.99%[6]	0.99%	0.99%	0.95%	0.97%[6]
Net investment income (loss)	(0.13)%[6]	0.30%	2.05%	4.62%	4.30%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.05%	0.07%	0.04%	0.03%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,621	$194,702	$81,473	$6,551	$484
Portfolio turnover	64%	180%	191%	255%	79%[8]

1	Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.58%, 1.21%, 0.95% and 0.97%, after taking into account these expense reductions for the six months ended April 30, 2011, the years ended October 31, 2010, 2009 and 2008 and the period ended October 31, 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.30	$6.34
Class B Shares	$1,000	$1,010.80	$10.07
Class C Shares	$1,000	$1,010.80	$10.07
Institutional Shares	$1,000	$1,015.70	$5.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$6.36
Class B Shares	$1,000	$1,014.78	$10.09
Class C Shares	$1,000	$1,014.78	$10.09
Institutional Shares	$1,000	$1,019.74	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.27%
Class B Shares	2.02%
Class C Shares	2.02%
Institutional Shares	1.02%
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Futures Contracts — Short (notional value)[2]	(32.6)%
U.S. Equity Securities	36.5%
International Equity Securities	20.9%
Investment Company Securities	16.9%
U.S. Treasury Securities	11.0%
Gold Bullion	4.6%
Other Derivative Contracts[3]	(0.3)%
Cash Equivalents[4]	9.9%
Adjustment for Futures Contracts (notional value)[2]	31.0%
Other Assets and Liabilities — Net[5]	2.1%
TOTAL	100.0%

1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

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10

At April 30, 2011, the Fund's sector composition7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Energy	20.6%
Health Care	16.7%
Consumer Discretionary	14.5%
Materials	14.1%
Information Technology	12.2%
Financials	6.5%
Industrials	4.9%
Telecommunication Services	3.7%
Utilities	3.7%
Consumer Staples	3.1%
TOTAL	100.0%

7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

April 30, 2011 (unaudited)

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		COMMON STOCKS – 57.3%
		Biotechnology – 1.7%
90,000	[1]	Actelion Ltd.	5,298,712
190,000	[1]	Gilead Sciences, Inc.	7,379,600
		TOTAL	12,678,312
		Capital Markets – 1.3%
75,000		Franklin Resources, Inc.	9,684,000
		Chemicals – 5.1%
168,000		Albemarle Corp.	11,852,400
1,380,000		Asahi Kasei Corp.	9,590,341
92,000		Praxair, Inc.	9,790,640
1,900,000		Ube Industries	6,075,544
		TOTAL	37,308,925
		Commercial Banks – 1.2%
143,000		PNC Financial Services Group	8,914,620
		Containers & Packaging – 0.9%
107,000		Greif, Inc., Class A	6,644,700
		Distributors – 0.6%
187,000	[1]	LKQ Corp.	4,716,140
		Diversified Telecommunication Services – 1.0%
2,400,000		Telstra Corp. Ltd.	7,665,467
		Electrical Equipment – 1.3%
125,000		Regal Beloit Corp.	9,473,750
		Electronic Equipment Instruments & Components – 3.1%
35,000	[1]	Apple, Inc.	12,188,050
146,000		Ibiden Co. Ltd.	4,936,038
15,000		Keyence Corp.	3,956,014
100,000		Mitsumi Electric Co.	1,284,446
		TOTAL	22,364,548
		Energy Equipment & Services – 4.8%
160,000		ENSCO PLC, ADR	9,539,200
290,000	[1]	Nabors Industries Ltd.	8,885,600
170,000		Noble Corp.	7,311,700
54,000	[1]	Oceaneering International, Inc.	4,720,680
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Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
116,000	[1]	Superior Energy Services, Inc.	4,456,720
		TOTAL	34,913,900
		Food & Staples Retailing – 1.8%
108,000	[1]	BJ's Wholesale Club, Inc.	5,542,560
218,000		CVS Caremark Corp.	7,900,320
		TOTAL	13,442,880
		Health Care Equipment & Supplies – 1.4%
117,000		Becton, Dickinson & Co.	10,054,980
		Health Care Providers & Services – 3.6%
156,000	[1]	Express Scripts, Inc., Class A	8,851,440
169,000	[1]	Medco Health Solutions, Inc.	10,026,770
131,000		Quest Diagnostics, Inc.	7,385,780
		TOTAL	26,263,990
		Internet Software & Services – 0.9%
12,000	[1]	Google Inc.	6,529,200
		IT Services – 2.1%
164,000		Accenture PLC	9,369,320
300,000	[1]	Booz Allen Hamilton Holding Corp.	5,802,000
		TOTAL	15,171,320
		Leisure Equipment & Products – 1.8%
165,000		Sankyo Co. Ltd.	8,571,069
250,000		Sega Sammy Holdings, Inc.	4,392,987
		TOTAL	12,964,056
		Life Sciences Tools & Services – 0.8%
180,000		Pharmaceutical Product Development, Inc.	5,553,000
		Metals & Mining – 2.1%
150,000	[1]	Ampella Mining Ltd.	353,490
450,000	[1]	Centamin Egypt Ltd.	979,760
140,000	[1]	East Asia Minerals Corp.	830,101
140,000	[1]	Fortuna Silver Mines, Inc.	766,475
120,000	[1]	Grayd Resource Corp.	199,123
17,500		IAMGOLD Corp.	363,816
20,000	[1]	Imperial Metals Corp.	463,774
16,000	[1]	Kirkland Lake Gold, Inc.	238,102
240,000	[1]	Lake Shore Gold Corp.	1,029,858
200,000	[1]	Mansfield Minerals, Inc.	524,230
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Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
350,000	[1]	Minera Andes, Inc.	1,035,776
50,000	[1]	Mountain Province Diamonds, Inc.	310,204
98,229	[1]	Osisko Mining Corp.	1,437,903
450,000		Pacific Metals Co. Ltd.	3,415,397
250,000	[1]	Perseus Mining Ltd.	807,479
170,000	[1]	Rockgate Capital Corp.	264,123
17,000		Royal Gold, Inc.	1,036,660
80,000		Yamana Gold, Inc.	1,016,800
		TOTAL	15,073,071
		Multiline Retail – 2.5%
254,000	[1]	Big Lots, Inc.	10,441,940
140,000		Family Dollar Stores, Inc.	7,589,400
		TOTAL	18,031,340
		Multi-Utilities – 2.1%
250,000		CMS Energy Corp.	4,950,000
980,000		National Grid PLC	10,055,160
		TOTAL	15,005,160
		Oil Gas & Consumable Fuels – 7.0%
90,000		ConocoPhillips	7,103,700
58,000		Hess Corp.	4,985,680
600,000	[1]	Paladin Energy Ltd.	2,170,267
75,000		PetroChina Co. Ltd., ADR	10,918,500
200,000		Total SA	12,813,490
460,000		Valero Energy Corp.	13,018,000
		TOTAL	51,009,637
		Pharmaceuticals – 2.1%
115,000		AstraZeneca PLC	5,736,778
95,000		Teva Pharmaceutical Industries Ltd., ADR	4,344,350
90,000	[1]	Watson Pharmaceuticals, Inc.	5,581,800
		TOTAL	15,662,928
		Road & Rail – 1.5%
104,000		Union Pacific Corp.	10,760,880
		Semiconductors & Semiconductor Equipment – 0.9%
8,000		Samsung Electronics Co. Ltd.	6,688,795
		Specialty Retail – 3.4%
400,000		American Eagle Outfitters, Inc.	6,224,000
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Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
480,000		Chicos Fas, Inc.	7,022,400
221,000		TJX Cos., Inc.	11,850,020
		TOTAL	25,096,420
		Thrifts & Mortgage Finance – 1.2%
269,000		First Niagara Financial Group, Inc.	3,873,600
297,000		New York Community Bancorp, Inc.	4,930,200
		TOTAL	8,803,800
		Wireless Telecommunication Services – 1.1%
4,400		NTT DoCoMo, Inc.	8,191,533
		TOTAL COMMON STOCKS (IDENTIFIED COST $365,062,193)	418,667,352
		U.S. TREASURY – 11.0%
80,000,000	[2,3]	United States Treasury Bill, 0.125%, 5/19/2011 (IDENTIFIED COST $79,994,891)	79,999,624
		INVESTMENT FUND – 7.0%
485,042		GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $48,462,900)	51,282,347
		EXCHANGE-TRADED FUND – 4.7%
1,010,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $26,956,587)	34,400,600
		BULLION – 4.6%
21,606		Gold (IDENTIFIED COST $29,561,751)	33,733,713
		MUTUAL FUNDS – 15.1%
1,550,000		Central Fund of Canada Ltd.	38,052,500
72,023,900	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	72,023,900
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $89,398,579)	110,076,400
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $639,436,901)[6]	728,160,036
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[7]	2,032,733
		TOTAL NET ASSETS — 100%	$730,192,769

At April 30, 2011, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	700	$237,947,500	June 2011	$(11,371,300)
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15

At April 30, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/28/2011	2,940,480,000 JPY	$35,098,893	$36,261,111	$1,162,218
Contracts Sold:
5/31/2011	5,000,000 CHF	$5,218,662	$5,781,452	$(562,790)
6/3/2011	9,960,000 GBP	$16,316,970	$16,629,045	$(312,075)
6/16/2011	7,200,000 AUD	$7,205,904	$7,843,089	$(637,185)
6/16/2011	3,400,000 AUD	$3,627,460	$3,703,681	$(76,221)
6/28/2011	2,940,480,000 JPY	$36,369,123	$36,261,111	$108,012
6/28/2011	2,940,480,000 JPY	$35,183,727	$36,261,111	$(1,077,384)
6/28/2011	1,114,622,150 JPY	$13,786,297	$13,745,184	$41,113
7/20/2011	5,600,000 EUR	$7,698,600	$8,275,089	$(576,489)
7/20/2011	7,600,000 CAD	$7,764,213	$8,016,548	$(252,335)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,183,136)

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $639,432,124.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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16

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$266,204,950	$ —	$ —	$266,204,950
International	43,705,502	108,756,900	—	152,462,402
Debt Securities:
U.S. Treasury	—	79,999,624	—	79,999,624
Investment Fund	51,282,347	—	—	51,282,347
Exchange-Traded Fund	34,400,600	—	—	34,400,600
Bullion	33,733,713	—	—	33,733,713
Mutual Funds	110,076,400	—	—	110,076,400
TOTAL SECURITIES	539,403,512	188,756,524	—	728,160,036
OTHER FINANCIAL INSTRUMENTS*	$(11,371,300)	$(2,183,136)	$ —	$(13,554,436)
*	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollars
CHF	— Swiss Franc
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities/bullion, at value, including $72,023,900 of an investment in an affiliated holding (Note 5) (identified cost $639,436,901)		$728,160,036
Cash denominated in foreign currencies (identified cost $482)		720
Receivable for investments sold		16,946,196
Receivable for shares sold		1,391,039
Unrealized appreciation on foreign exchange contracts		1,311,343
Income receivable		1,198,020
TOTAL ASSETS		749,007,354
Liabilities:
Bank overdraft	$5,000,000
Payable for shares redeemed	4,433,598
Payable for investments purchased	3,920,010
Unrealized depreciation on foreign exchange contracts	3,494,479
Payable for daily variation margin	840,000
Payable for shareholder services fee (Note 5)	274,329
Payable for distribution services fee (Note 5)	208,634
Accrued expenses	643,535
TOTAL LIABILITIES		18,814,585
Net assets for 74,281,545 shares outstanding		$730,192,769
Net Assets Consist of:
Paid-in capital		$1,165,009,476
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		71,378,300
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency translations		(486,215,259)
Distributions in excess of net investment income		(19,979,748)
TOTAL NET ASSETS		$730,192,769
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($296,769,651 ÷ 30,111,359 shares outstanding), no par value, unlimited shares authorized	$9.86
Offering price per share (100/94.50 of $9.86)	$10.43
Redemption proceeds per share	$9.86
Class B Shares:
Net asset value per share ($80,567,161 ÷ 8,203,582 shares outstanding), no par value, unlimited shares authorized	$9.82
Offering price per share	$9.82
Redemption proceeds per share (94.50/100 of $9.82)	$9.28
Class C Shares:
Net asset value per share ($252,235,221 ÷ 25,803,562 shares outstanding), no par value, unlimited shares authorized	$9.78
Offering price per share	$9.78
Redemption proceeds per share (99.00/100 of $9.78)	$9.68
Institutional Shares:
Net asset value per share ($100,620,736 ÷ 10,163,042 shares outstanding), no par value, unlimited shares authorized	$9.90
Offering price per share	$9.90
Redemption proceeds per share	$9.90

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $221,158 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $49,648)		$3,834,762
Interest		143,377
TOTAL INCOME		3,978,139
Expenses:
Investment adviser fee (Note 5)	$3,324,742
Administrative fee (Note 5)	346,391
Custodian fees	70,162
Transfer and dividend disbursing agent fees and expenses	855,436
Directors'/Trustees' fees	6,004
Auditing fees	16,713
Legal fees	4,339
Portfolio accounting fees	95,112
Distribution services fee — Class B Shares (Note 5)	337,035
Distribution services fee — Class C Shares (Note 5)	1,119,330
Shareholder services fee — Class A Shares (Note 5)	454,912
Shareholder services fee — Class B Shares (Note 5)	112,345
Shareholder services fee — Class C Shares (Note 5)	373,274
Account administration fee — Class A Shares	572
Account administration fee — Class C Shares	102
Share registration costs	57,612
Printing and postage	91,208
Insurance premiums	3,399
Dividends and other expenses related to short sales	128,379
Miscellaneous	3,895
TOTAL EXPENSES	7,400,962
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20

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(455,591)
Waiver of administrative fee (Note 5)	(9,041)
Waiver of distribution services fee — Class C Shares (Note 5)	(800)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(750)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(16,335)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(482,517)
Net expenses			$6,918,445
Net investment income (loss)			(2,940,306)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(14,220,488)
Net realized loss on short sales			(23,950,097)
Net realized loss on futures contracts			(22,646,995)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			66,337,580
Net change in unrealized depreciation of short sales			14,225,024
Net change in unrealized depreciation of futures contracts			(9,004,130)
Net realized and unrealized gain on investments, short sales, futures contracts and foreign currency transactions			10,740,894
Change in net assets resulting from operations			$7,800,588

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,940,306)	$(637,386)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(60,817,580)	(87,269,599)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	71,558,474	(19,042,233)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,800,588	(106,949,218)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,746,332)	(18,918,620)
Class B Shares	(2,608,413)	(2,725,757)
Class C Shares	(9,099,164)	(8,716,171)
Institutional Shares	(5,874,579)	(1,987,024)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,328,488)	(32,347,572)
Share Transactions:
Proceeds from sale of shares	86,656,754	518,602,364
Net asset value of shares issued to shareholders in payment of distributions declared	24,334,306	24,699,463
Cost of shares redeemed	(484,771,315)	(848,761,595)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(373,780,255)	(305,459,768)
Change in net assets	(398,308,155)	(444,756,558)
Net Assets:
Beginning of period	1,128,500,924	1,573,257,482
End of period (including undistributed (distributions in excess of) net investment income of $(19,979,748) and $15,289,046, respectively)	$730,192,769	$1,128,500,924

See Notes which are an integral part of the Financial Statements

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22

Notes to Financial Statements

April 30, 2011 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision for the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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23

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

Options Contracts

The Fund buys or sells put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of April 30, 2011, the Fund had no written options.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,311,343	Unrealized depreciation on foreign exchange contracts	$3,494,479
Equity contracts			Payable for daily variation margin	11,371,300*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,311,343		$14,865,779
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$(8,164,507)	$(8,164,507)
Equity contracts	$(22,646,995)	$(49,866,155)	—	$(72,513,150)
TOTAL	$(22,646,995)	$(49,866,155)	$(8,164,507)	$(80,677,657)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$7,403,914	$7,403,914
Equity contracts	$(9,004,130)	$19,415,950	—	$10,411,820
TOTAL	$(9,004,130)	$19,415,950	$7,403,914	$17,815,734
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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,680,633	$36,309,634	22,661,859	$235,731,233
Shares issued to shareholders in payment of distributions declared	1,346,468	12,993,419	1,408,803	14,397,970
Shares redeemed	(20,959,153)	(206,431,146)	(53,394,984)	(547,279,322)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(15,932,052)	$(157,128,093)	(29,324,322)	$(297,150,119)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	151,467	$1,479,309	915,600	$9,462,663
Shares issued to shareholders in payment of distributions declared	213,595	2,059,058	221,406	2,253,915
Shares redeemed	(2,515,589)	(24,604,487)	(5,935,586)	(60,848,280)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,150,527)	$(21,066,120)	(4,798,580)	$(49,131,702)
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,600,815	$15,535,647	7,265,270	$75,187,335
Shares issued to shareholders in payment of distributions declared	658,323	6,319,898	608,948	6,180,821
Shares redeemed	(13,150,656)	(128,147,183)	(15,810,851)	(161,262,868)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(10,891,518)	$(106,291,638)	(7,936,633)	$(79,894,712)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,376,363	$33,332,164	19,364,412	$198,221,133
Shares issued to shareholders in payment of distributions declared	305,669	2,961,931	181,945	1,866,757
Shares redeemed	(12,695,102)	(125,588,499)	(7,680,734)	(79,371,125)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,013,070)	$(89,294,404)	11,865,623	$120,716,765
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(37,987,167)	$(373,780,255)	(30,193,912)	$(305,459,768)

4. Federal Tax Information

At April 30, 2011, the cost of investments for federal tax purposes was $639,432,124. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $88,727,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,852,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,124,519.

At October 31, 2010, the Fund had a capital loss carryforward of $394,961,704 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572
2018	$111,051,824

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As Semi-Annual Shareholder Report

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a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $335,431 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2011, the Sub-Adviser earned a fee of $161,637.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,041 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

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Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $800 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $109,268 of fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $20,004 in sales charges from the sale of Class A Shares. FSC also retained $519 of contingent deferred sales charges relating to redemptions of Class A Shares and $5,585 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSCC voluntarily reimbursed $750 of Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $120,160. Transactions involving affiliated holdings during the six months ended April 30, 2011 were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	339,943,362	201,618,153	469,537,615	72,023,900	$72,023,900	$221,158

6. EXPENSE REDUCTIOn

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2011, the Fund's expenses were reduced by $16,335 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$363,810,152
Sales	$478,154,361

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Market Opportunity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Semi-Annual Shareholder Report

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considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

37

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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38

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
39

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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40

Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727
Cusip 314172453

26600 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Strategic Value Dividend Fund

Fund Established 2005

(formerly, Federated Strategic Value Fund)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.36	$3.85	$4.01	$6.36	$6.27	$5.21
Income From Investment Operations:
Net investment income	0.08	0.16[1]	0.15	0.27	0.27	0.25[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	0.51	(0.15)	(2.05)	0.16	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.67	—	(1.78)	0.43	1.30
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.16)	(0.28)	(0.25)	(0.22)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.29)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS	(0.08)	(0.16)	(0.16)	(0.57)	(0.34)	(0.24)
Net Asset Value, End of Period	$4.75	$4.36	$3.85	$4.01	$6.36	$6.27
Total Return[2]	10.89%	17.83%	0.31%	(30.13)%	6.96%	25.52%
Ratios to Average Net Assets:
Net expenses	1.05%[3,4]	1.05%[4]	1.04%[4]	1.00%[4]	1.00%[4]	0.90%[4]
Net investment income	3.60%[3]	3.98%	4.38%	5.14%	4.03%	4.38%
Expense waiver/reimbursement[5]	0.13%[3]	0.19%	0.20%	0.25%	0.22%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$594,884	$439,433	$358,589	$249,725	$555,896	$451,500
Portfolio turnover	0%[6]	20%	42%	48%	66%	27%

Semi-Annual Shareholder Report

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1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05%, 1.04%, 1.04%, 1.00%, 0.99% and 0.88%, for the six months ended April 30, 2011 and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 1%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.37	$3.85	$4.02	$6.37	$6.28	$5.22
Income From Investment Operations:
Net investment income	0.06	0.13[1]	0.13	0.23	0.21	0.21[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	0.52	(0.17)	(2.05)	0.18	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.65	(0.04)	(1.82)	0.39	1.26
Less Distributions:
Distributions from net investment income	(0.06)	(0.13)	(0.13)	(0.24)	(0.21)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.29)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS	(0.06)	(0.13)	(0.13)	(0.53)	(0.30)	(0.20)
Net Asset Value, End of Period	$4.76	$4.37	$3.85	$4.02	$6.37	$6.28
Total Return[2]	10.46%	17.21%	(0.69)%	(30.57)%	6.16%	24.53%
Ratios to Average Net Assets:
Net expenses	1.80%[3,4]	1.80%[4]	1.79%[4]	1.75%[4]	1.75%[4]	1.65%[4]
Net investment income	2.83%[3]	3.22%	3.65%	4.44%	3.33%	3.69%
Expense waiver/reimbursement[5]	0.13%[3]	0.19%	0.20%	0.25%	0.22%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$248,365	$173,394	$123,604	$112,894	$217,849	$98,936
Portfolio turnover	0%[6]	20%	42%	48%	66%	27%

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1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.80%, 1.80%, 1.78%, 1.75%, 1.74% and 1.63%, for the six months ended April 30, 2011 and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 1%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.38	$3.86	$4.02	$6.37	$6.28	$5.22
Income From Investment Operations:
Net investment income	0.08	0.17[1]	0.17	0.28	0.27	0.26[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	0.52	(0.16)	(2.05)	0.18	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.69	0.01	(1.77)	0.45	1.31
Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.17)	(0.29)	(0.27)	(0.23)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.29)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS	(0.08)	(0.17)	(0.17)	(0.58)	(0.36)	(0.25)
Net Asset Value, End of Period	$4.77	$4.38	$3.86	$4.02	$6.37	$6.28
Total Return[2]	10.97%	18.34%	0.55%	(29.92)%	7.20%	25.78%
Ratios to Average Net Assets:
Net expenses	0.80%[3,4]	0.80%[4]	0.80%[4]	0.75%[4]	0.75%[4]	0.65%[4]
Net investment income	3.81%[3]	4.14%	4.59%	5.67%	4.29%	4.65%
Expense waiver/reimbursement[5]	0.13%[3]	0.19%	0.19%	0.25%	0.22%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,946,747	$1,340,561	$383,503	$176,187	$199,630	$84,192
Portfolio turnover	0%[6]	20%	42%	48%	66%	27%

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1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80%, 0.80%, 0.75%, 0.74% and 0.63%, for the six months ended April 30, 2011 and for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 1%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,108.90	$5.49
Class C Shares	$1,000	$1,104.60	$9.39
Institutional Shares	$1,000	$1,109.70	$4.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.87	$9.00
Institutional Shares	$1,000	$1,020.83	$4.01
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
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Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	24.8%
Telecommunication Services	18.8%
Health Care	17.7%
Utilities	15.3%
Energy	11.3%
Financials	9.0%
Consumer Discretionary	1.9%
Cash Equivalents[2]	1.0%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2011 (unaudited)

Shares		Value
	COMMON STOCKS – 98.8%
	Consumer Discretionary – 1.9%
664,625	McDonald's Corp.	52,046,784
	Consumer Staples – 24.8%
2,252,085	Altria Group, Inc.	60,445,961
517,500	Clorox Co.	36,049,050
1,913,000	ConAgra Foods, Inc.	46,772,850
1,010,070	H.J. Heinz Co.	51,745,886
902,000	Kellogg Co.	51,657,540
1,236,725	Kimberly-Clark Corp.	81,698,053
624,400	Lorillard, Inc.	66,498,600
885,485	Philip Morris International, Inc.	61,488,078
714,570	Procter & Gamble Co.	46,375,593
1,485,862	Reynolds American, Inc.	55,140,339
631,975	The Coca-Cola Co.	42,633,035
2,788,802	Unilever PLC	90,452,839
	TOTAL	690,957,824
	Energy – 11.3%
610,880	Chevron Corp.	66,854,707
794,555	ConocoPhillips	62,714,226
2,607,425	Royal Dutch Shell PLC, Class B	101,396,445
1,306,840	Total S.A.	83,725,779
	TOTAL	314,691,157
	Financials – 9.0%
951,000	Cincinnati Financial Corp.	30,127,680
565,000	CommonWealth REIT	15,475,350
686,300	HCP, Inc.	27,191,206
866,500	Health Care REIT, Inc.	46,591,705
278,400	Mercury General Corp.	11,063,616
847,200	National Retail Properties, Inc.	22,315,248
2,513,200	New York Community Bancorp, Inc.	41,719,120
947,000	Omega Healthcare Investors	21,743,120
326,200	Realty Income Corp.	11,596,410
1,032,700	Senior Housing Properties Trust	24,495,644
	TOTAL	252,319,099
	Health Care – 17.7%
1,729,000	Abbott Laboratories	89,977,160
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Shares			Value
1,260,000		AstraZeneca PLC	62,855,445
3,416,815		Bristol-Myers Squibb Co.	96,012,502
1,746,815		Eli Lilly & Co.	64,649,623
4,345,473		GlaxoSmithKline PLC	94,807,993
1,280,315		Johnson & Johnson	84,142,302
		TOTAL	492,445,025
		Telecommunication Services – 18.8%
3,205,145		AT&T, Inc.	99,744,112
1,540,910		BCE, Inc.	57,750,535
1,584,530		CenturyLink, Inc.	64,617,133
3,080,198		Telefonica SA	82,894,252
2,622,955		Verizon Communications, Inc.	99,095,240
24,611,874		Vodafone Group PLC	70,593,529
3,986,785		Windstream Corp.	51,070,716
		TOTAL	525,765,517
		Utilities – 15.3%
1,842,000		CenterPoint Energy, Inc.	34,261,200
521,500		Consolidated Edison Co.	27,180,580
466,895		Dominion Resources, Inc.	21,673,266
3,753,900		Duke Energy Corp.	70,010,235
7,621,000		National Grid PLC	78,194,655
1,925,000		PPL Corp.	52,802,750
1,274,675		Progress Energy, Inc.	60,483,329
320,040		SCANA Corp.	13,288,061
1,792,128		Southern Co.	69,964,677
		TOTAL	427,858,753
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,376,108,662)	2,756,084,159
		MUTUAL FUND – 1.0%
28,987,243	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	28,987,243
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $2,405,095,905)[4]	2,785,071,402
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[5]	4,924,969
		TOTAL NET ASSETS — 100%	$2,789,996,371

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At April 30, 2011, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Unit to Receive	In Exchange For	Unrealized Appreciation
Contract Purchased:
5/2/2011	3,719,824 Euro Currency	$5,501,620	$7,998

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated holdings.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$2,033,412,686	$ —	$ —	$2,033,412,686
International	57,750,535	664,920,938	—	722,671,473
Mutual Fund	28,987,243	—	—	28,987,243
TOTAL SECURITIES	$2,120,150,464	$664,920,938	$ —	$2,785,071,402
OTHER FINANCIAL INSTRUMENTS*	$7,998	$ —	$ —	$7,998
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $28,987,243 of investments in an affiliated holding (Note 5) (identified cost $2,405,095,905)		$2,785,071,402
Cash		185,668
Cash denominated in foreign currencies (identified cost $429)		444
Income receivable		8,387,957
Unrealized appreciation on foreign exchange contracts		7,998
Receivable for investments sold		413,486
Receivable for shares sold		11,017,763
TOTAL ASSETS		2,805,084,718
Liabilities:
Payable for investments purchased	$10,946,920
Payable for shares redeemed	3,390,896
Income distribution payable	556
Payable for distribution services fee (Note 5)	146,861
Payable for shareholder services fee (Note 5)	402,118
Payable for Directors'/Trustees' fees	897
Accrued expenses	200,099
TOTAL LIABILITIES		15,088,347
Net assets for 585,726,864 shares outstanding		$2,789,996,371
Net Assets Consist of:
Paid-in capital		$2,681,567,061
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		379,922,150
Accumulated net realized loss on investments and foreign currency transactions		(271,909,943)
Undistributed net investment income		417,103
TOTAL NET ASSETS		$2,789,996,371
Semi-Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($594,884,226 ÷ 125,178,909 shares outstanding), no par value, unlimited shares authorized	$4.75
Offering price per share (100/94.50 of $4.75)	$5.03
Redemption proceeds per share	$4.75
Class C Shares:
Net asset value per share ($248,365,330 ÷ 52,174,526 shares outstanding), no par value, unlimited shares authorized	$4.76
Offering price per share	$4.76
Redemption proceeds per share (99.00/100 of $4.76)	$4.71
Institutional Shares:
Net asset value per share ($1,946,746,815 ÷ 408,373,429 shares outstanding), no par value, unlimited shares authorized	$4.77
Offering price per share	$4.77
Redemption proceeds per share	$4.77

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $35,469 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $769,531)			$53,456,648
Expenses:
Investment adviser fee (Note 5)		$8,666,108
Administrative fee (Note 5)		902,776
Custodian fees		94,894
Transfer and dividend disbursing agent fees and expenses		878,082
Directors'/Trustees' fees		3,712
Auditing fees		9,375
Legal fees		3,338
Portfolio accounting fees		96,263
Distribution services fee — Class C Shares (Note 5)		772,403
Shareholder services fee — Class A Shares (Note 5)		626,808
Shareholder services fee — Class C Shares (Note 5)		257,268
Account administration fee — Class A Shares		2,564
Account administration fee — Class C Shares		200
Share registration costs		44,992
Printing and postage		60,867
Insurance premiums		3,703
Miscellaneous		2,593
TOTAL EXPENSES		12,425,946
Waivers, Reimbursement and Reduction
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,442,782)
Waiver of administrative fee (Note 5)	(23,455)
Waiver of distribution services fee — Class C Shares (Note 5)	(250)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(7,108)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		$(1,473,595)
Net expenses			$10,952,351
Net investment income			42,504,297
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(267,409)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			221,091,419
Net realized and unrealized gain on investments and foreign currency transactions			220,824,010
Change in net assets resulting from operations			$263,328,307

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$42,504,297	$43,864,018
Net realized loss on investments and foreign currency transactions	(267,409)	(3,457,624)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	221,091,419	162,298,804
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	263,328,307	202,705,198
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,943,645)	(15,198,007)
Class C Shares	(2,881,258)	(4,518,899)
Institutional Shares	(30,384,816)	(23,929,494)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(42,209,719)	(43,646,400)
Share Transactions:
Proceeds from sale of shares	908,712,910	1,309,543,774
Net asset value of shares issued to shareholders in payment of distributions declared	15,029,003	23,498,553
Cost of shares redeemed	(308,251,744)	(404,409,867)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	615,490,169	928,632,460
Change in net assets	836,608,757	1,087,691,258
Net Assets:
Beginning of period	1,953,387,614	865,696,356
End of period (including undistributed net investment income of $417,103 and $122,525, respectively)	$2,789,996,371	$1,953,387,614

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (formerly, Federated Strategic Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$7,998

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(18,447)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(6,634,786)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	40,273,252	$178,347,581	45,267,839	$185,529,847
Shares issued to shareholders in payment of distributions declared	1,392,239	6,159,595	2,585,596	10,383,068
Shares redeemed	(17,199,007)	(76,417,498)	(40,400,255)	(163,979,696)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	24,466,484	$108,089,678	7,453,180	$31,933,219
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	16,863,118	$74,783,219	15,808,060	$65,088,566
Shares issued to shareholders in payment of distributions declared	507,909	2,245,212	918,172	3,687,483
Shares redeemed	(4,865,362)	(21,661,063)	(9,146,625)	(37,229,060)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	12,505,665	$55,367,368	7,579,607	$31,546,989
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	147,617,086	$655,582,110	254,250,825	$1,058,925,361
Shares issued to shareholders in payment of distributions declared	1,488,413	6,624,196	2,343,251	9,428,002
Shares redeemed	(47,047,025)	(210,173,183)	(49,734,963)	(203,201,111)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	102,058,474	$452,033,123	206,859,113	$865,152,252
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	139,030,623	$615,490,169	221,891,900	$928,632,460

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $2,405,095,905. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $379,975,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $379,975,497.

At October 31, 2010, the Fund had a capital loss carryforward of $278,294,039 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$158,355,277
2017	$111,289,322
2018	$8,649,440

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As Semi-Annual Shareholder Report

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a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $1,423,686 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $23,455 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $250 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $297,880 of fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $207,206 in sales charges from the sale of Class A Shares. FSC also retained $4,397 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC received $6,365 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.80%, and 0.80% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,447,899 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Adviser reimbursed $19,096. Transactions involving the affiliated holding during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	37,095,521	365,495,435	373,603,713	28,987,243	$28,987,243	$35,469

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2011, the Fund's expenses were reduced by $7,108 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$630,122,047
Sales	$9,490,648

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to Semi-Annual Shareholder Report

29

the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 20 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

30

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578
Cusip 314172560

32939 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Equity Funds

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	June 22, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011